UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                     ---------------------------

                                 THE GALAXY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                            ------------

                    Date of fiscal year end: OCTOBER 31, 2004
                                             ----------------

                   Date of reporting period: OCTOBER 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Reports to Shareholders are attached herewith.

GALAXY MONEY MARKET PORTFOLIOS

                ANNUAL REPORT
                October 31, 2004


                Galaxy Prime Reserves

                Galaxy Tax-Exempt Reserves

                Galaxy Government Reserves

                [LOGO] GALAXY FUNDS

      An investment in Galaxy Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Galaxy Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

      Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

                          UNDERSTANDING YOUR EXPENSES

--------------------------------------------------------------------------------
ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period. Contact your brokerage firm to obtain your account balance.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR FUND. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD
--------------------------------------------------------------------------------

As a shareholder of the funds, you incur certain ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each fund during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using each fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each fund assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.


GALAXY MONEY MARKET PORTFOLIOS: MAY 1, 2004 - OCTOBER 31, 2004

--------------------------------------------------------------------------------------------------------------------------------
                      ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE              EXPENSES PAID          FUND'S ANNUALIZED
                   BEGINNING OF THE PERIOD ($)       END OF THE PERIOD ($)        DURING THE PERIOD ($)       EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------------
                  ACTUAL          HYPOTHETICAL    ACTUAL         HYPOTHETICAL    ACTUAL       HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------------
GALAXY PRIME
RESERVES          1,000.00           1,000.00    1,002.26           1,020.01      5.13             5.18             1.02
--------------------------------------------------------------------------------------------------------------------------------
GALAXY TAX
EXEMPT RESERVES   1,000.00           1,000.00    1,000.70           1,019.66      5.48             5.53             1.09
--------------------------------------------------------------------------------------------------------------------------------
GALAXY
GOVERNMENT
RESERVES          1,000.00           1,000.00    1,001.46           1,019.66      5.48             5.53             1.09
--------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each fund. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided may not help you determine the relative total costs of owning different funds, whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or exchange fees, that may be incurred by shareholders of other funds.

                             GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.99%

                     FEDERAL NATIONAL
                     MORTGAGE ASSOCIATION - 16.00%

    $85,000,000      1.86%, 03/23/05 (A)                         $ 84,993,352
     50,000,000      1.55%, 05/04/05                               50,000,000
     50,000,000      1.60%, 05/13/05                               50,000,000
     50,000,000      1.65%, 05/16/05                               50,000,000
     40,000,000      1.75%, 05/23/05                               40,000,000
     50,000,000      1.80%, 05/27/05                               50,000,000
     50,000,000      1.81%, 05/27/05                               50,000,000
                                                                 ------------
                                                                  374,993,352
                                                                 ------------

                     FEDERAL HOME LOAN
                     MORTGAGE CORPORATION - 12.16%

     20,000,000      3.25%, 11/15/04                               20,013,667
     70,000,000      1.83%, 09/09/05, MTN (A)                      70,000,000
    120,000,000      2.00%, 10/07/05 (A)                          120,000,000
     75,000,000      1.67%, 11/07/05 (A)                           75,000,000
                                                                 ------------
                                                                  285,013,667
                                                                 ------------

                     FEDERAL HOME LOAN BANK - 7.12%

     55,000,000      1.35%, 04/15/05                               55,000,000
     32,000,000      1.99%, 04/19/05
                     Series 437 (A)                                31,995,575
     50,000,000      1.85%, 04/25/05
                     Series 438 (A)                                49,990,354
     10,000,000      1.30%, 04/27/05                                9,997,607
     20,000,000      1.35%, 04/29/05                               20,000,000
                                                                 ------------
                                                                  166,983,536
                                                                 ------------

                     FEDERAL FARM CREDIT BANK - 1.71%

     40,000,000      1.82%, 11/23/05 (A)                           40,000,000
                                                                 ------------
                     TOTAL U.S. GOVERNMENT
                     AGENCY OBLIGATIONS                           866,990,555
                                                                 ------------
                     (Cost $866,990,555)


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

CORPORATE NOTES AND BONDS - 31.37%

                     FINANCE - 31.29%

   $  2,100,000      701 Green Valley Associates LLC
                     Series 1997
                     2.03%, 12/01/17 (A)
                     LOC: Wachovia Bank, N.A.                    $   2,100,000
      1,845,000      Allen Temple African Methodist
                     Episcopal Church
                     1.96%, 07/01/22 (A)
                     LOC: Fifth Third Bank                          1,845,000
     75,000,000      American Express Credit Corp.
                     Senior Note, Series B, MTN
                     Extendible
                     1.94%, 11/18/05 (A)(C)                        75,000,000
      5,800,000      Anomatic Corp.
                     Series 2002
                     1.96%, 07/01/10 (A)
                     LOC: Fifth Third Bank                          5,800,000
      4,540,000      Barry-Wehmiller Group, Inc.
                     1.96%, 05/01/18 (A)
                     LOC: Fifth Third Bank                          4,540,000
     14,300,000      BF FT Myers, Inc./BF South, Inc.
                     1.96%, 11/01/17 (A)
                     LOC: Fifth Third Bank                         14,300,000
      8,000,000      BRCH Corp.
                     Series 1999
                     1.87%, 12/01/28 (A)
                     LOC: Wachovia Bank, N.A.                       8,000,000
      2,150,000      Butler County Surgical
                     Properties LLC
                     Series 03-A
                     1.96%, 03/01/23 (A)
                     LOC: Fifth Third Bank                          2,150,000
      1,105,000      Cincinnati Hills
                     Christian Academy, Inc.
                     Series 2003
                     1.96%, 04/01/23 (A)
                     LOC: Fifth Third Bank                          1,105,000
      3,150,000      Crest Products, Inc.
                     1.96%, 03/01/13 (A)
                     LOC: Fifth Third Bank                          3,150,000
      3,250,000      Don's Launderers-Cleaners, Inc.
                     Series 2004
                     1.96%, 05/01/24 (A)(C)
                     LOC: Fifth Third Bank                          3,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

   $  1,720,000      Elder Land Development Corp.
                     Series 2003
                     1.96%, 09/01/23 (A)
                     LOC: Fifth Third Bank                       $  1,720,000
      4,665,000      Elder Land Development of
                     Tampa Bay
                     Series 2003
                     1.96%, 09/01/23 (A)
                     LOC: Fifth Third Bank                          4,665,000
      3,390,000      Elmhurst Memorial Healthcare
                     Obligated Group
                     Series 2004
                     1.94%, 01/01/34 (A)
                     LOC: Fifth Third Bank                          3,390,000
      1,510,000      Encore Commercial
                     Development LLC
                     1.96%, 06/01/23 (A)
                     LOC: Fifth Third Bank                          1,510,000
      5,000,000      Eskaton Lodge Granite Bay LP
                     1.85%, 06/01/33 (A)
                     LOC: U.S. Bank, N.A.                           5,000,000
      1,500,000      Evangelical Community Church
                     of Bloomington Indiana, Inc.
                     1.96%, 07/01/23 (A)
                     LOC: Fifth Third Bank                          1,500,000
      2,510,000      Evendale Surgical Properties LLC
                     Series 2003
                     1.96%, 10/01/23 (A)
                     LOC: Fifth Third Bank                          2,510,000
      4,000,000      Exal Corp.
                     1.96%, 03/01/09 (A)
                     LOC: Fifth Third Bank                          4,000,000
      2,900,000      Fornell Associates LLC
                     Series 2003
                     1.96%, 07/01/23 (A)
                     LOC: Fifth Third Bank                          2,900,000
      1,165,000      Fortune 5 LLC
                     1.96%, 05/01/21 (A)
                     LOC: Fifth Third Bank                          1,165,000
      1,255,000      Fortune 5 LLC
                     1.96%, 09/01/22 (A)
                     LOC: Fifth Third Bank                          1,255,000
      1,600,000      Four Flags Properties, Inc.
                     Series 2003
                     1.96%, 10/01/28 (A)
                     LOC: Fifth Third Bank                          1,600,000

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

   $  1,600,000      Garfield Investment Group LLC
                     1.96%, 07/01/28 (A)
                     LOC: Fifth Third Bank                       $  1,600,000
     75,000,000      General Electric Capital Corp.
                     Extendible, MTN
                     1.99%, 11/17/05 (A)                           75,033,261
      1,095,000      Gilligan Oil Co.
                     Series 2002
                     1.96%, 01/01/17 (A)
                     LOC: Fifth Third Bank                          1,095,000
      1,630,000      Gold Key Processing, Ltd.
                     Series 2004
                     1.96%, 07/01/24 (A)
                     LOC: Fifth Third Bank                          1,630,000
     75,000,000      Goldman Sachs Group LP, MTN
                     2.03%, 11/14/05 (A)(C)(D)                     75,071,333
      1,390,000      Great Lakes Marina &
                     Storage LLC
                     Series 1998
                     1.96%, 09/01/23 (A)
                     LOC: Fifth Third Bank                          1,390,000
      1,650,000      Greene River Packing, Inc.
                     Series 1997
                     2.03%, 11/01/16 (A)
                     LOC: Wachovia Bank, N.A.                       1,650,000
     45,000,000      HBOS Treasury Services Plc
                     Extendible, MTN
                     1.83%, 11/01/05 (A)(C)                        45,000,000
      1,100,000      Home Builders Association of
                     Greater Toledo, Inc.
                     Series 2002
                     1.96%, 09/01/27 (A)
                     LOC: Fifth Third Bank                          1,100,000
      1,700,000      Hudson Montessori
                     School Project
                     Series 2004
                     1.96%, 07/01/30 (A)
                     LOC: National City Bank                        1,700,000
      2,620,000      Ice Land USA, Ltd.
                     1.96%, 08/01/22 (A)
                     LOC: Fifth Third Bank                          2,620,000
      1,500,000      IHA Capital Development LLC
                     Series 03-A
                     1.96%, 07/01/28 (A)
                     LOC: Fifth Third Bank                          1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

   $  1,120,000      Jatip LLC
                     1.96%, 10/01/22 (A)
                     LOC: Fifth Third Bank                       $  1,120,000
      2,750,000      Joe Holland Chevrolet, Inc.
                     Series 2004
                     1.96%, 07/01/24 (A)
                     LOC: Fifth Third Bank                          2,750,000
      1,170,000      JW Harris Co., Inc.
                     Series 1999
                     1.96%, 01/01/20 (A)
                     LOC: Fifth Third Bank                          1,170,000
      2,740,000      Katz Capital Corp.
                     Series 99-A
                     1.91%, 11/15/29 (A)
                     LOC: Fifth Third Bank                          2,740,000
      1,430,000      Kingston Healthcare Co.
                     1.91%, 12/01/21 (A)
                     LOC: Fifth Third Bank                          1,430,000
      4,950,000      Kingston Healthcare Co.
                     Series 03-A
                     1.91%, 08/01/25 (A)
                     LOC: Fifth Third Bank                          4,950,000
      6,700,000      Kokomo Grain Co., Inc.
                     2.04%, 11/01/10 (A)(C)
                     LOC: General Electric
                     Capital Corp.                                  6,700,000
      3,720,000      Laird Brothers LLC
                     Series 2003
                     1.96%, 02/01/28 (A)
                     LOC: Fifth Third Bank                          3,720,000
      1,880,000      Lee Family Partnership LLC
                     Series 2004
                     1.96%, 06/01/34 (A)
                     LOC: Fifth Third Bank                          1,880,000
      5,240,000      Manor Homes Holdings LLC/
                     Stewart Lodge Holdings LLC
                     Series 2000
                     1.96%, 06/01/23 (A)
                     LOC: Fifth Third Bank                          5,240,000
      1,375,000      Master Auto Service Group LLC
                     Series 2003
                     1.96%, 12/01/23 (A)
                     LOC: Fifth Third Bank                          1,375,000
     30,000,000      MBIA Global Funding LLC, MTN
                     1.80%, 02/07/05 (A)(C)                        30,000,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

$    20,000,000      MBIA Global Funding LLC, MTN
                     1.80%, 07/29/05 (A)(C)                     $  20,000,000
      7,155,000      Meyer Cookware Industries, Inc.
                     Series 1999
                     1.87%, 05/01/27 (A)
                     LOC: BNP Paribas                               7,155,000
      1,815,000      Miami Christel Manor, Inc.
                     Series 2003
                     1.91%, 09/01/23 (A)
                     LOC: Fifth Third Bank                          1,815,000
     85,000,000      Morgan Stanley
                     Series EXL, Extendible
                     1.96%, 11/26/05 (A)                           85,000,000
      6,215,000      MRN LP
                     1.96%, 12/01/33 (A)
                     LOC: U.S. Bank, N.A.                           6,215,000
      2,115,000      Neighborhood Properties
                     Series 2003
                     1.96%, 09/01/23 (A)
                     LOC: Fifth Third Bank                          2,115,000
      4,000,000      New Lexington Clinic PSC
                     Series 2003
                     1.96%, 05/01/18 (A)
                     LOC: Fifth Third Bank                          4,000,000
      3,500,000      Nosam LLC
                     Series 2004
                     1.96%, 04/01/24 (A)
                     LOC: Wachovia Bank, N.A.                       3,500,000
      3,785,000      Persimmon Ridge Golf Course
                     1.96%, 04/01/14 (A)
                     LOC: Fifth Third Bank                          3,785,000
      2,165,000      Petitti Enterprises, Inc. &
                     Pearl Road Garden Center
                     1.96%, 08/01/23 (A)
                     LOC: Fifth Third Bank                          2,165,000
      2,560,000      Pike Street Properties LLC
                     Series 2000
                     1.96%, 12/01/23 (A)
                     LOC: Fifth Third Bank                          2,560,000
      2,350,000      Pomeroy Investments LLC
                     Series 2002
                     1.96%, 06/01/22 (A)
                     LOC: Fifth Third Bank                          2,350,000
      1,675,000      RMD Corp.
                     Series 2003
                     1.96%, 06/01/13 (A)
                     LOC: Fifth Third Bank                          1,675,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

   $  35,000,000     Royal Bank of Canada
                     Extendible, MTN
                     1.84%, 11/12/05 (A)                         $  35,000,000
      3,900,000      Royce G Pulliam/M&A LLC
                     Series 2003
                     1.96%, 08/01/23 (A)
                     LOC: Fifth Third Bank                          3,900,000
      5,485,000      S & S Firestone, Inc.
                     Series 2003
                     1.90%, 12/01/33 (A)
                     LOC: JPMorgan Chase & Co.                      5,485,000
      1,255,000      Sanders CRS Exchange LLC
                     2.09%, 10/01/23 (A)
                     LOC: Wells Fargo Bank, N.A.                    1,255,000
      7,760,000      Service Oil, Inc.
                     1.85%, 09/01/22 (A)
                     LOC: U.S. Bank, N.A.                           7,760,000
      2,755,000      SJD Service Co. LLC
                     1.96%, 10/01/23 (A)
                     LOC: Fifth Third Bank                          2,755,000
      7,609,000      South Bend Mac LP
                     Series 1997
                     1.87%, 12/01/27 (A)
                     LOC: LaSalle Bank, N.A.                        7,609,000
      1,950,000      South Elgin Leasing, Inc.
                     1.96%, 07/01/33 (A)
                     LOC: National City Bank                        1,950,000
      1,045,000      St. Charles Partners LLC
                     Series 2001
                     1.96%, 11/01/13 (A)
                     LOC: Fifth Third Bank                          1,045,000
      1,200,000      State Crest, Ltd.
                     1.96%, 06/12/23 (A)
                     LOC: Fifth Third Bank                          1,200,000
      3,090,000      Tireless Corp.
                     Series 1999
                     1.96%, 04/01/19 (A)
                     LOC: Fifth Third Bank                          3,090,000
      1,125,000      United Transportation Union
                     Series 2004
                     1.96%, 06/01/09 (A)
                     LOC: Fifth Third Bank                          1,125,000
      1,785,000      Urbancrest Southern
                     Missionary Baptist Church
                     1.96%, 05/01/23 (A)
                     LOC: Fifth Third Bank                          1,785,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FINANCE (CONTINUED)

$    25,000,000      Wachovia Corp.
                     6.95%, 11/01/04                             $ 25,000,000
     65,000,000      Wells Fargo & Co.
                     Extendible
                     1.84%, 11/15/05 (A)(C)                        65,000,000
      2,175,000      Zang Skidmore, Inc.
                     Series 2003
                     1.96%, 09/01/23 (A)
                     LOC: Fifth Third Bank                          2,175,000
                                                                 ------------
                                                                  733,388,594
                                                                 ------------

                     CONSUMER STAPLES - 0.08%

      1,909,000      Barnes & Thornburg
                     1.96%, 07/01/08 (A)
                     LOC: Fifth Third Bank                          1,909,000
                                                                 ------------
                     TOTAL CORPORATE NOTES
                     AND BONDS                                    735,297,594
                                                                 ------------
                     (Cost $735,297,594)

CERTIFICATES OF DEPOSIT - 12.58%

     50,000,000      Barclays Bank Plc
                     Series 1, Yankee
                     1.86%, 03/24/05 (A)                           49,998,014
     37,000,000      Barclays Bank Plc, Yankee
                     1.86%, 05/25/05 (A)                           36,993,647
     50,000,000      BNP Paribas, Yankee
                     1.80%, 04/18/05 (A)                           49,991,884
     70,000,000      Canadian Imperial Bank of
                     Commerce
                     Extendible, Yankee
                     1.92%, 11/15/05 (A)                           70,000,000
     88,000,000      Societe Generale
                     Series 1, Yankee
                     1.78%, 03/30/05 (A)                           87,996,361
                                                                 ------------
                     TOTAL CERTIFICATES OF DEPOSIT                294,979,906
                                                                 ------------
                     (Cost $294,979,906)

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

MUNICIPAL SECURITIES - 4.07%

                     ILLINOIS - 0.05%

   $  1,250,000      Upper Illinois River Valley
                     Development Authority, IDR
                     Advance Flexible, Series B
                     2.00%, 06/01/17 (B)
                     LOC: Lasalle Bank, N.A.                     $  1,250,000
                                                                 ------------

                     INDIANA - 0.07%

      1,515,000      Michigan City, EDR
                     Consolidated Biscuit Co.
                     Project
                     1.96%, 10/01/13 (B)(C)
                     LOC: Fifth Third Bank                          1,515,000
                                                                 ------------

                     KENTUCKY - 0.17%

      1,870,000      Henderson Regional, IDA
                     Sights Investment Property
                     Series 2003-A
                     1.96%, 07/01/23 (B)
                     LOC: Fifth Third Bank                          1,870,000
      2,000,000      Pioneer Village
                     Industrial Building Revenue
                     Little Flock Project, Series B
                     1.99%, 08/01/23 (B)
                     LOC: Fifth Third Bank                          2,000,000
                                                                 ------------
                                                                    3,870,000
                                                                 ------------

                     MINNESOTA - 0.09%

      2,000,000      Lake City, IDR
                     Valley Craft, Inc. Project
                     1.97%, 10/01/17 (B)(C)
                     LOC: U.S. Bank, N.A.                           2,000,000
                                                                 ------------

                     NEW JERSEY - 3.16%

     74,000,000      New Jersey, EDA
                     State Pension Funding Revenue
                     1.84%, 02/15/29 (B)
                     Insured: FSA
                     SPA: Dexia Credit Local                       74,000,000
                                                                 ------------

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     NORTH CAROLINA - 0.12%

$     2,875,000      Wake County Industrial
                     Facilities, PCR
                     Bob Barker Project
                     Series A
                     1.93%, 04/01/18 (B)
                     LOC: Wachovia Bank, N.A.                    $  2,875,000
                                                                 ------------

                     PENNSYLVANIA - 0.03%

        810,000      Lycoming County, IDA
                     Brodart Co., Series B
                     2.03%, 09/01/08 (B)(C)
                     LOC: Wachovia Bank, N.A.                         810,000
                                                                 ------------

                     WISCONSIN - 0.38%

      9,000,000      Wisconsin Heart Hospital
                     Revenue LLC
                     1.87%, 11/01/23 (B)
                     LOC: JPMorgan Chase & Co.                      9,000,000
                                                                 ------------
                     TOTAL MUNICIPAL SECURITIES                    95,320,000
                                                                 ------------
                     (Cost $95,320,000)

COMMERCIAL PAPER - 3.62%

                     FINANCE - 2.13%

     50,000,000      Greenwich Capital
                     Holdings, Inc.
                     1.82%, 12/09/04 (A)                           50,000,000
                                                                 ------------

                     MUNICIPAL - 1.49%

     35,000,000      Texas Public Finance Authority
                     1.10%, 11/01/04                               35,000,000
                                                                 ------------
                     TOTAL COMMERCIAL PAPER                        85,000,000
                                                                 ------------
                     (Cost $85,000,000)

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                 --------------

REPURCHASE AGREEMENTS - 11.31%

   $100,000,000      Repurchase Agreement with:
                     Citigroup
                     1.925%, Due 11/01/04
                     dated 10/29/04
                     Repurchase Price $100,016,042
                     (Collateralized by
                     Corporate Bonds &
                     Asset-Backed Securities
                     in a joint trading account,
                     zero coupon - 8.75%
                     Due 08/01/05 - 09/25/34
                     Total Par $96,643,712
                     Market Value $105,000,000)                 $  100,000,000
     50,000,000      Repurchase Agreement with:
                     Credit Suisse First Boston Corp.
                     1.925%, Due 11/01/04
                     dated 10/29/04
                     Repurchase Price $50,008,021
                     (Collateralized by
                     U.S. Government Agency
                     Obligations in a joint trading
                     account, 4.00% - 6.50%
                     Due 01/01/09 - 10/01/34
                     Total Par $51,412,366
                     Market Value $51,501,802)                      50,000,000
    115,027,000      Repurchase Agreement with:
                     Credit Suisse First Boston Corp.
                     1.86%, Due 11/01/04
                     dated 10/29/04
                     Repurchase Price $115,044,829
                     (Collateralized by
                     U.S. Government Agency
                     Obligations in a joint trading
                     account, zero coupon
                     Due 12/02/04 - 04/07/28
                     Total Par $165,641,149
                     Market Value $117,327,751)                    115,027,000
                                                                --------------
                     TOTAL REPURCHASE AGREEMENTS                   265,027,000
                                                                --------------
                     (Cost $265,027,000)
TOTAL INVESTMENTS - 99.94%                                       2,342,615,055
                                                                --------------
(Cost $2,342,615,055)*
NET OTHER ASSETS AND LIABILITIES - 0.06%                             1,379,808
                                                                --------------
NET ASSETS - 100.00%                                            $2,343,994,863
                                                                ==============
*     Aggregate cost for federal tax purposes.

(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2004.

(B) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of October 31, 2004.

(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2004, these securities amounted to $324,346,333 or 13.84% of net assets. These securities are deemed to be liquid, except as described in (D).

(D) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2004, this security amounted to $75,071,333 or 3.20% of net assets.

EDA   Economic Development Authority
EDR   Economic Development Finance Authority
FSA   Financial Security Assurance Inc.
IDA   Industrial Development Agency
IDR   Industrial Development Revenue
LOC   Letter of Credit
MTN   Medium Term Note
PCR   Pollution Control Revenue
SPA   Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

     PAR VALUE                                                     VALUE
   ------------                                                  -----------

MUNICIPAL SECURITIES - 96.14%

                     ALASKA - 2.87%

   $  2,500,000      North Slope Borough
                     Series A, GO
                     1.79%, 06/30/10 (A)
                     Insured: MBIA
                     SPA: Dexia Credit
                     Local de France                             $ 2,500,000
                                                                 -----------

                     ARIZONA - 1.72%

      1,000,000      Maricopa County, IDA
                     Multi-Family Housing Revenue
                     Sonora Vista II Apartments
                     Series A, AMT
                     1.89%, 12/01/39 (A)
                     LOC: Wells Fargo Bank, N.A.                   1,000,000
        500,000      Phoenix, IDA
                     Multi-Family Housing Revenue
                     Sunrise Vista Apartments
                     Series A, AMT
                     1.89%, 06/01/31 (A)
                     LOC: Wells Fargo Bank, N.A.                     500,000
                                                                 -----------
                                                                   1,500,000
                                                                 -----------

                     COLORADO - 1.95%

      1,700,000      Colorado Springs
                     YMCA of Pikes Peak
                     Regional Project
                     1.79%, 11/01/22 (A)
                     LOC: Wells Fargo Bank, N.A.                   1,700,000
                                                                 -----------

                     FLORIDA - 7.81%

      1,440,000      Florida, DFC
                     Industrial Development Revenue
                     Charlotte Community Project
                     Series A-3
                     1.82%, 02/01/21 (A)
                     LOC: SunTrust Bank, N.A.                      1,440,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     FLORIDA (CONTINUED)
$     1,975,000      Florida, DFC
                     Industrial Development Revenue
                     Enterprise Board
                     Central Florida, Series A-1
                     1.87%, 06/01/23 (A)
                     LOC: SunTrust Bank, N.A.                    $ 1,975,000
      1,885,000      Florida, HFA
                     Multi-Family Mortgage
                     Series E
                     1.81%, 12/01/05 (A)
                     LOC: Credit Suisse
                     First Boston                                  1,885,000
      1,500,000      Miami-Dade County, EFA
                     Series 2078
                     1.79%, 10/01/11 (A)(B)
                     Insured: AMBAC
                     SPA: Merrill Lynch
                     Capital Services                              1,500,000
                                                                 -----------
                                                                   6,800,000
                                                                 -----------

                     ILLINOIS - 10.69%

      1,230,000      Chicago Tax Increment
                     Allocation, Stockyards
                     Series A
                     1.82%, 12/01/11 (A)
                     LOC: Northern Trust Co.                       1,230,000
      1,700,000      Illinois, DFA
                     YMCA Metropolitan
                     Chicago Project
                     1.74%, 06/01/29 (A)
                     LOC: Harris Trust &
                     Savings Bank                                  1,700,000
      2,580,000      Kankakee
                     Unipar Foundation, Inc. Project
                     1.84%, 12/01/33 (A)
                     LOC: National City Bank                       2,580,000
      1,800,000      Macon County
                     Millikin University
                     1.81%, 10/01/31 (A)
                     LOC: National City Bank                       1,800,000
      1,000,000      Orland Hills Multi-Family
                     Mortgage Revenue
                     1.80%, 12/01/04 (A)
                     LOC: LaSalle National Bank                    1,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  -----------

                     ILLINOIS (CONTINUED)

   $  1,000,000      Palatine Special Facilities
                     Limited Obligation, Little City
                     Community Development Project
                     1.80%, 12/01/28 (A)
                     LOC: FHLB                                   $ 1,000,000
                                                                 -----------
                                                                   9,310,000
                                                                 -----------

                     INDIANA - 3.79%

      2,155,000      Indiana State, DFA
                     Economic Development
                     Revenue
                     Rehabilitation Center Project
                     1.89%, 07/01/17 (A)
                     LOC: Wells Fargo Bank, N.A.                   2,155,000
      1,150,000      St. Joseph County
                     Economic Development
                     Revenue
                     Pine Oak Apartments
                     Series A, AMT
                     1.90%, 06/01/27 (A)
                     LOC: FHLB                                     1,150,000
                                                                 -----------
                                                                   3,305,000
                                                                 -----------

                     IOWA - 7.09%

      1,000,000      Clinton Industrial
                     Development Revenue
                     Sethness Products Co.
                     Project, AMT
                     1.95%, 09/01/06 (A)
                     LOC: Northern Trust Co.                       1,000,000
      3,000,000      Des Moines
                     Series 2268, GO
                     1.80%, 06/01/08 (A)(B)
                     Insured: AMBAC
                     SPA: Merrill Lynch
                     Capital Services                              3,000,000
      1,080,000      Iowa Finance Authority
                     Child Services Revenue
                     Childserve Project
                     Series B
                     1.89%, 06/01/17 (A)
                     LOC: Wells Fargo Bank, N.A.                   1,080,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     IOWA (CONTINUED)

$     1,100,000      Iowa Higher Education Loan
                     Authority Revenue
                     Private College Facility
                     Loras College Project
                     1.74%, 11/01/30 (A)
                     LOC: LaSalle Bank, N.A.                     $ 1,100,000
                                                                 -----------
                                                                   6,180,000
                                                                 -----------

                     KENTUCKY - 1.33%

      1,155,000      Kenton County
                     Industrial Building Revenue
                     Baptist Convalescent Center
                     1.86%, 07/01/18 (A)(B)
                     LOC: Fifth Third Bank                         1,155,000
                                                                 -----------

                     LOUISIANA - 5.60%

        625,000      New Orleans, IDB
                     Multi-Family Housing Revenue
                     LGD Rental I Project, AMT
                     1.86%, 09/01/38 (A)
                     LOC: Wachovia Bank, N.A.                        625,000
      1,250,000      New Orleans, IDB
                     Multi-Family Housing Revenue
                     Lodging Rental I Project, AMT
                     1.86%, 08/01/25 (A)
                     LOC: Wachovia Bank, N.A.                      1,250,000
      3,000,000      St. James Parish
                     Pollution Control Revenue
                     Texaco Project, Series A
                     1.20%, 11/09/04
                     CO: Chevron Corp.                             3,000,000
                                                                 -----------
                                                                   4,875,000
                                                                 -----------

                     MAINE - 2.43%

      2,095,000      Maine, BAN, GO
                     3.00%, 06/23/05                               2,113,497
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  -----------

                     MARYLAND - 7.03%

   $  3,500,000      Anne Arundel County
                     Economic Development
                     Revenue
                     West Capitol Associates LP
                     Series 85-A
                     1.92%, 12/01/15 (A)
                     LOC: SunTrust Bank, N.A.                     $3,500,000
      2,625,000      Maryland State Community
                     Development Administration
                     Department of Housing &
                     Community Development
                     Series E, AMT
                     Mandatory Tender 12/21/04
                     1.25%, 03/01/32                               2,625,000
                                                                 -----------
                                                                   6,125,000
                                                                 -----------

                     MASSACHUSETTS - 4.49%

      3,903,392      North Brookfield, BAN, GO
                     2.00%, 01/21/05                               3,910,218
                                                                 -----------

                     MICHIGAN - 3.44%

      1,000,000      Eastern Michigan University
                     1.74%, 06/01/27 (A)
                     Insured: FGIC
                     SPA: FGIC SPI                                 1,000,000
      2,000,000      Michigan State Hospital
                     Finance Authority Revenue
                     Holland Community Hospital
                     Series B
                     1.81%, 01/01/34 (A)
                     LOC: JPMorgan Chase Bank                      2,000,000
                                                                 -----------
                                                                   3,000,000
                                                                 -----------

                     MINNESOTA - 5.28%

      1,200,000      Cohasset
                     Minnesota Power & Light
                     Co. Project
                     Series A
                     1.74%, 06/01/20 (A)
                     LOC: ABN AMRO Bank N.V.                       1,200,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     MINNESOTA (CONTINUED)

$     1,900,000      Minnesota State Higher
                     Education Facilities Authority
                     William Mitchell Five School
                     1.79%, 10/01/33 (A)
                     LOC: U.S. Bank, N.A.                        $ 1,900,000
      1,500,000      Minneapolis & St. Paul
                     Metropolitan Airports
                     Commission
                     Airport Revenue
                     Series 908, AMT
                     1.85%, 01/07/08 (A)(B)
                     Insured: FGIC
                     SPA: Merrill Lynch
                     Capital Services                              1,500,000
                                                                 -----------
                                                                   4,600,000
                                                                 -----------

                     MISSOURI - 3.65%

      1,420,000      Curators University of Missouri
                     System Facility Revenue
                     Series A
                     1.74%, 11/01/32 (A)                           1,420,000
         55,000      Missouri State, HEFA
                     Educational Facilities Revenue
                     Baptist College
                     1.79%, 11/15/22 (A)
                     LOC: U.S. Bank, N.A.                             55,000
      1,700,000      Missouri State, HEFA, RAN
                     Missouri Valley College
                     Series C
                     2.25%, 04/22/05
                     LOC: U.S. Bank, N.A.                          1,707,511
                                                                 -----------
                                                                   3,182,511
                                                                 -----------

                     NEW MEXICO - 3.86%

      1,560,000      Albuquerque
                     Educational Facilities Revenue
                     Menaul School Project
                     1.89%, 06/01/18 (A)
                     LOC: Wells Fargo Bank, N.A.                   1,560,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  -----------

                     NEW MEXICO (CONTINUED)

   $  1,800,000      Farmington
                     Pollution Control Revenue
                     Arizona Public Service Co.
                     Series A
                     1.76%, 05/01/24 (A)
                     LOC: Barclays Bank Plc                      $ 1,800,000
                                                                 -----------
                                                                   3,360,000
                                                                 -----------

                     OHIO - 3.44%

      3,000,000      Summit County
                     Industrial Development
                     Revenue
                     Quality Mold, Inc. Project, AMT
                     1.91%, 06/01/19 (A)
                     LOC: KeyBank, N.A.                            3,000,000
                                                                 -----------

                     OREGON - 1.49%

      1,300,000      Oregon State Housing &
                     Community Services Department,
                     Mortgage Revenue
                     Single Family Mortgage,
                     Series D
                     Mandatory Tender 05/05/05
                     1.16%, 07/01/24                               1,300,000
                                                                 -----------

                     PENNSYLVANIA - 3.44%

      3,000,000      Pennsylvania State
                     MERLOTS, Series B-15, GO
                     1.84%, 05/01/21 (A)(B)
                     Insured: FSA
                     SPA: Wachovia Bank, N.A.                      3,000,000
                                                                 -----------

                     SOUTH CAROLINA - 4.04%

      3,515,000      Richland County School,
                     District No. 001
                     ABN AMRO Munitops
                     Certificates Trust
                     Series 2003-29, GO
                     1.81%, 03/01/11 (A)(B)
                     Insured: FSA
                     SPA: ABN AMRO Bank N.V.                       3,515,000
                                                                 -----------

     PAR VALUE                                                      VALUE
   ------------                                                  ------------

                     TEXAS - 5.56%

$     2,000,000      Bell County, HFDC
                     Scott & White
                     Memorial Hospital
                     Series 2001-2
                     1.74%, 08/15/31 (A)
                     Insured: MBIA
                     SPA: Westdeutsche
                     Landesbank                                  $ 2,000,000
      1,500,000      Texas State, TRAN
                     3.00%, 08/31/05                               1,517,152
      1,325,000      Victoria, HFDC
                     Healthcare System Revenue
                     Warm Springs Rehabilitation
                     Foundation
                     1.80%, 09/01/27 (A)
                     LOC: JPMorgan Chase Bank                      1,325,000
                                                                 -----------
                                                                   4,842,152
                                                                 -----------

                     WASHINGTON - 3.43%

      1,345,000      Marysville Water & Sewer
                     Revenue
                     2.00%, 12/01/04
                     Insured: FSA                                  1,345,756
      1,645,000      Washington State, EDFA
                     Economic Development
                     Revenue
                     Pioneer Human
                     Services Project
                     Series H
                     1.75%, 09/01/18 (A)
                     LOC: U.S. Bank, N.A.                          1,645,000
                                                                 -----------
                                                                   2,990,756
                                                                 -----------

                     WISCONSIN - 1.71%

      1,490,000      Holland
                     Industrial Development Revenue
                     White Clover
                     Dairy, Inc. Project, AMT
                     1.92%, 05/01/05 (A)
                     LOC: JPMorgan Chase Bank                      1,490,000
                                                                 -----------
                     TOTAL MUNICIPAL SECURITIES                   83,754,134
                                                                 -----------
                     (Cost $83,754,134)

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2004

      SHARES                                                        VALUE
   ------------                                                  -----------

INVESTMENT COMPANY - 0.94%

        817,648      BlackRock MuniCash Portfolio
                     Institutional Shares
                     1.61% (C)                                   $   817,648
                                                                 -----------
                     TOTAL INVESTMENT COMPANY                        817,648
                                                                 -----------
                     (Cost $817,648)
TOTAL INVESTMENTS - 97.08%                                        84,571,782
                                                                 -----------
(Cost $84,571,782)*
NET OTHER ASSETS AND LIABILITIES - 2.92%                           2,547,821
                                                                 -----------
NET ASSETS - 100.00%                                             $87,119,603
                                                                 ===========

--------------
*     Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of October 31, 2004.

(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2004, these securities amounted to $13,670,000 or 15.69% of net assets. These securities are deemed to be liquid.

(C)   Reflects seven-day yield as of October 31, 2004.

AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
CO       Corporate Obligation
DFA      Development Finance Authority
DFC      Development Finance Corp.
EDFA     Economic Development Finance Authority
EFA      Education Facilities Authority
FGIC     Financial Guaranty Insurance Co.
FGIC SPI FGIC Securities Purchase, Inc.
FHLB     Federal Home Loan Bank
FSA      Financial Security Assurance Inc.
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Agency
IDB      Industrial Development Board
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MERLOTS  Municipal Exempt Receipts - Liquidity Optional Tender
RAN      Revenue Anticipation Note
SPA      Stand-by Purchase Agreement
TRAN     Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

     PAR VALUE                                                      VALUE
   ------------                                                  -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.90%

                     FEDERAL NATIONAL
                     MORTGAGE ASSOCIATION  - 30.20%

    $ 5,000,000      1.64%, 02/18/05 (A)                         $ 4,999,622
      5,000,000      1.86%, 03/23/05 (A)                           4,999,609
      3,000,000      1.55%, 05/04/05                               3,000,000
      2,000,000      1.75%, 05/23/05                               2,000,000
     10,000,000      1.84%, 08/29/05 (A)                           9,996,065
      5,000,000      1.88%, 10/03/05 (A)                           4,996,997
      5,000,000      1.96%, 10/21/05 (A)                           4,996,827
                                                                 -----------
                                                                  34,989,120
                                                                 -----------

                     FEDERAL HOME LOAN BANK  - 26.75%

      8,000,000      1.50%, 03/01/05                               8,000,000
      6,000,000      1.80%, 04/07/05 (A)                           6,000,000
      3,000,000      1.35%, 04/15/05                               3,000,000
      2,000,000      1.99%, 04/19/05
                     Series 437 (A)                                1,999,723
      3,000,000      1.85%, 04/25/05
                     Series 438 (A)                                2,999,421
      1,000,000      1.30%, 04/27/05                                 999,761
      3,000,000      1.35%, 04/29/05                               3,000,000
      5,000,000      1.78%, 07/15/05 (A)                           4,998,766
                                                                 -----------
                                                                  30,997,671
                                                                 -----------

                     FEDERAL HOME LOAN
                     MORTGAGE CORPORATION  - 8.63%

      5,000,000      2.00%, 10/07/05 (A)                           5,000,000
      5,000,000      1.67%, 11/07/05 (A)                           5,000,000
                                                                 -----------
                                                                  10,000,000
                                                                 -----------

                     FEDERAL FARM CREDIT BANK  - 4.32%

      5,000,000      1.78%, 10/27/05 (A)                           4,998,020
                                                                 -----------
                     TOTAL U.S. GOVERNMENT
                     AGENCY OBLIGATIONS                           80,984,811
                                                                 -----------
                     (Cost $80,984,811)


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

REPURCHASE AGREEMENTS - 30.13%

$    14,912,000      Repurchase Agreement with:
                     Credit Suisse First Boston Corp.
                     1.86%, Due 11/01/04
                     dated 10/29/04
                     Repurchase Price $14,914,311
                     (Collateralized by U.S. Government
                     Agency Obligations in a joint trading
                     account, zero coupon,
                     Due 12/02/04 - 04/07/28;
                     Total Par $21,473,574
                     Market Value $15,210,267)                   $ 14,912,000
     20,000,000      Repurchase Agreement with:
                     JPMorgan Chase & Co.
                     1.86%, Due 11/01/04
                     dated 10/29/04
                     Repurchase Price $20,003,100
                     (Collateralized by U.S. Government
                     Agency Obligations in a joint trading
                     account, 4.50% - 6.00%,
                     Due 01/01/18 - 10/01/34;
                     Total Par $19,875,915
                     Market Value $20,400,308)                     20,000,000
                                                                 ------------
                     TOTAL REPURCHASE AGREEMENTS                   34,912,000
                                                                 ------------
                     (Cost $34,912,000)
TOTAL INVESTMENTS - 100.03%                                       115,896,811
                                                                 ------------
(Cost $115,896,811)*
NET OTHER ASSETS AND LIABILITIES - (0.03)%                            (32,303)
                                                                 ------------
NET ASSETS - 100.00%                                             $115,864,508
                                                                 ============

------------
*     Aggregate cost for federal tax purposes.

(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

                                                         GALAXY            GALAXY           GALAXY
                                                          PRIME          TAX-EXEMPT       GOVERNMENT
                                                        RESERVES          RESERVES         RESERVES
                                                     ---------------    -------------    -------------
ASSETS:
   Investments:
      Investments at amortized cost (Note 2)         $ 2,077,588,055    $  84,571,782    $  80,984,811
      Repurchase agreements (Note 2)                     265,027,000               --       34,912,000
                                                     ---------------    -------------    -------------
         Total investments at value                    2,342,615,055       84,571,782      115,896,811
      Cash                                                       605               --              413
      Receivable for investments sold                             --        2,400,488               --
      Interest and dividend receivable                     4,922,853          282,343          127,724
      Deferred Trustees' fees (Note 4)                       201,399            8,138           10,075
                                                     ---------------    -------------    -------------
         Total Assets                                  2,347,739,912       87,262,751      116,035,023
                                                     ---------------    -------------    -------------
LIABILITIES:
      Payable to Advisor and affiliates (Note 4)           2,799,059          102,306          114,321
      Trustees' fees and expenses payable (Note 4)             8,212              372            1,032
      Deferred Trustees' fees (Note 4)                       201,399            8,138           10,075
      Accrued expenses and other payables                    736,379           32,332           45,087
                                                     ---------------    -------------    -------------
         Total Liabilities                                 3,745,049          143,148          170,515
                                                     ---------------    -------------    -------------
NET ASSETS                                           $ 2,343,994,863    $  87,119,603    $ 115,864,508
                                                     ===============    =============    =============
NET ASSETS CONSIST OF:
      Par value                                      $     2,344,077    $      87,121    $     115,868
      Paid-in capital in excess of par value           2,341,732,696       87,034,370      115,752,370
      Undistributed (overdistributed)
      net investment income                                  (81,765)              74           (4,667)
      Accumulated net realized gain (loss)
      on investments sold                                       (145)          (1,962)             937
                                                     ---------------    -------------    -------------
TOTAL NET ASSETS                                     $ 2,343,994,863    $  87,119,603    $ 115,864,508
                                                     ===============    =============    =============
NET ASSET VALUE:
   RESERVE SHARES:
      Net Assets                                     $ 2,343,994,863    $  87,119,603    $ 115,864,508
      Shares of beneficial interest outstanding        2,344,076,773       87,121,491      115,868,238
   NET ASSET VALUE, offering and
      redemption price per share                     $          1.00    $        1.00    $        1.00
                                                     ===============    =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                GALAXY          GALAXY          GALAXY
                                                                PRIME         TAX-EXEMPT      GOVERNMENT
                                                               RESERVES        RESERVES        RESERVES
                                                             ------------    ------------    ------------
INVESTMENT INCOME:
   Interest (Note 2)                                         $ 49,229,590    $  1,681,286    $  2,225,095
   Dividends (Note 2)                                               6,331           9,901           6,476
                                                             ------------    ------------    ------------
      Total investment income                                  49,235,921       1,691,187       2,231,571
                                                             ------------    ------------    ------------
EXPENSES:
   Investment advisory fees (Note 4)                           13,716,104         578,558         718,350
   Administration fees (Note 4)                                 2,553,868          96,908         120,324
   Custodian fees                                                  43,245          13,552          15,651
   Pricing and Bookkeeping fees (Note 4)                          146,397          51,811          49,178
   Professional fees                                              139,628          28,890          31,109
   Trustees' fees and expenses (Note 4)                            96,235           4,401           6,310
   Reports to shareholders                                        721,657           7,864          17,276
   Transfer agent fees (Note 4)
      Reserve Shares                                                5,185           5,014           5,004
      Premier Shares                                                   19              19              19
   Distribution fees (Note 4)
      Reserve Shares                                           17,825,480         644,364         783,470
      Premier Shares                                                   29              29              29
   Servicing fees (Note 4)
      Reserve Shares                                            9,529,398         361,582         448,947
      Premier Shares                                                   17              17              17
   Miscellaneous                                                  133,261          48,776          40,997
                                                             ------------    ------------    ------------
      Total expenses before fees waived or reimbursed          44,910,523       1,841,785       2,236,681
                                                             ------------    ------------    ------------
      Less fees waived or reimbursed
         by Advisor (Note 4):                                  (6,009,807)       (272,993)       (316,574)
      Less fees waived or reimbursed by Investment Advisor
         or affiliates of the Investment Advisor (Note 4):
         Reserve Shares                                                --         (49,126)             --
         Premier Shares                                               (32)            (32)            (32)
                                                             ------------    ------------    ------------
      Net expenses                                             38,900,684       1,519,634       1,920,075
                                                             ------------    ------------    ------------
NET INVESTMENT INCOME                                          10,335,237         171,553         311,496
                                                             ------------    ------------    ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2)                                             2,215             (18)            937
                                                             ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                           $ 10,337,452    $    171,535    $    312,433
                                                             ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               GALAXY PRIME RESERVES
                                                             -------------------------------------------------------
                                                                YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                             OCTOBER 31, 2004   OCTOBER 31, 2003(1)    JULY 31, 2003
                                                             ----------------   -------------------    -------------
NET ASSETS AT BEGINNING OF PERIOD                             $ 3,877,871,703     $ 3,879,789,228     $ 4,488,637,042
                                                              ---------------     ---------------     ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                           10,335,237             914,737          19,264,095
   Net realized gain (loss) on investments sold                         2,215              (2,360)             22,021
                                                              ---------------     ---------------     ---------------
      Net increase in net assets resulting from operations         10,337,452             912,377          19,286,116
                                                              ---------------     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income                                          (10,458,937)           (914,923)        (19,264,095)
                                                              ---------------     ---------------     ---------------
PREMIER SHARES:(2)
   Net investment income                                                  (42)                 --                  --
                                                              ---------------     ---------------     ---------------
      Total distributions to shareholders                         (10,458,979)           (914,923)        (19,264,095)
                                                              ---------------     ---------------     ---------------
      NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (3)      (1,533,755,313)         (1,914,979)       (608,869,835)
                                                              ---------------     ---------------     ---------------
      Net increase (decrease) in net assets                    (1,533,876,840)         (1,917,525)       (608,847,814)
                                                              ---------------     ---------------     ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                $ 2,343,994,863     $ 3,877,871,703     $ 3,879,789,228
                                                              ===============     ===============     ===============

(A) Undistributed (overdistributed) net investment income     $       (81,765)    $        41,977     $        42,163
                                                              ===============     ===============     ===============


                                                                          GALAXY TAX-EXEMPT RESERVES
                                                            -----------------------------------------------------
                                                               YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                                            OCTOBER 31, 2004   OCTOBER 31, 2003(1)  JULY 31, 2003
                                                            ----------------   -------------------  -------------
NET ASSETS AT BEGINNING OF PERIOD                             $ 162,064,058       $ 162,894,873     $ 177,913,307
                                                              -------------       -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                            171,553              21,003           487,838
   Net realized gain (loss) on investments sold                         (18)                 --            (1,944)
                                                              -------------       -------------     -------------
      Net increase in net assets resulting from operations          171,535              21,003           485,894
                                                              -------------       -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income                                           (171,525)            (20,929)         (487,838)
                                                              -------------       -------------     -------------
PREMIER SHARES:(2)
   Net investment income                                                (28)                 --                --
                                                              -------------       -------------     -------------
      Total distributions to shareholders                          (171,553)            (20,929)         (487,838)
                                                              -------------       -------------     -------------
      NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (3)       (74,944,437)           (830,889)      (15,016,490)
                                                              -------------       -------------     -------------
      Net increase (decrease) in net assets                     (74,944,455)           (830,815)      (15,018,434)
                                                              -------------       -------------     -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                $  87,119,603       $ 162,064,058     $ 162,894,873
                                                              =============       =============     =============

(A) Undistributed (overdistributed) net investment income     $          74       $          74     $          --
                                                              =============       =============     =============


                                                                         GALAXY GOVERNMENT RESERVES
                                                            -----------------------------------------------------
                                                               YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                            OCTOBER 31, 2004  OCTOBER 31, 2003(1)   JULY 31, 2003
                                                            ----------------  -------------------   -------------
NET ASSETS AT BEGINNING OF PERIOD                             $ 225,213,538     $ 210,085,321       $ 239,341,844
                                                              -------------     -------------       -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                            311,496            39,770             969,392
   Net realized gain (loss) on investments sold                         937                --                  --
                                                              -------------     -------------       -------------
      Net increase in net assets resulting from operations          312,433            39,770             969,392
                                                              -------------     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income                                           (316,116)          (39,781)           (969,392)
                                                              -------------     -------------       -------------
PREMIER SHARES:(2)
   Net investment income                                                (36)               --                  --
                                                              -------------     -------------       -------------
      Total distributions to shareholders                          (316,152)          (39,781)           (969,392)
                                                              -------------     -------------       -------------
      NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (3)      (109,345,311)       15,128,228         (29,256,523)
                                                              -------------     -------------       -------------
      Net increase (decrease) in net assets                    (109,349,030)       15,128,217         (29,256,523)
                                                              -------------     -------------       -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                $ 115,864,508     $ 225,213,538       $ 210,085,321
                                                              =============     =============       =============

(A) Undistributed (overdistributed) net investment income     $      (4,667)    $         (11)      $          --
                                                              =============     =============       =============

----------
(1)   For the period August 1, 2003 through October 31, 2003.

(2) The Funds began offering Premier Shares on March 1, 2004 and ceased on September 29, 2004.

(3) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 20 and 21.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     18 & 19

                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY

                                                                           GALAXY PRIME RESERVES
                                                          --------------------------------------------------------
                                                             YEAR ENDED          PERIOD ENDED          YEAR ENDED
                                                          OCTOBER 31, 2004*   OCTOBER 31, 2003**     JULY 31, 2003
                                                          -----------------   ------------------     -------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold                                                   $ 14,566,172,378     $  3,436,135,448     $ 12,299,009,403
   Issued to shareholders in reinvestment of dividends          10,458,964              914,923           19,264,092
   Repurchased                                             (16,110,386,655)      (3,438,965,350)     (12,927,143,330)
                                                          ----------------     ----------------     ----------------
      Net increase (decrease) in shares outstanding       $ (1,533,755,313)    $     (1,914,979)    $   (608,869,835)
                                                          ================     ================     ================

PREMIER SHARES:
   Sold                                                   $         10,000     $             --     $             --
   Issued to shareholders in reinvestment of dividends                  42                   --                   --
   Repurchased                                                     (10,042)                  --                   --
                                                          ----------------     ----------------     ----------------
      Net increase (decrease) in shares outstanding       $             --     $             --     $             --
                                                          ================     ================     ================
SHARE ACTIVITY
RESERVE SHARES:
   Sold                                                     14,566,172,378        3,436,135,448       12,299,009,403
   Issued to shareholders in reinvestment of dividends          10,458,964              914,923           19,264,092
   Repurchased                                             (16,110,386,655)      (3,438,965,350)     (12,927,143,330)
                                                          ----------------     ----------------     ----------------
      Net increase (decrease) in shares outstanding         (1,533,755,313)          (1,914,979)        (608,869,835)
                                                          ================     ================     ================
PREMIER SHARES:
   Sold                                                             10,000                   --                   --
   Issued to shareholders in reinvestment of dividends                  42                   --                   --
   Repurchased                                                     (10,042)                  --                   --
                                                          ----------------     ----------------     ----------------
      Net increase (decrease) in shares outstanding                     --                   --                   --
                                                          ================     ================     ================
                                                                        GALAXY TAX-EXEMPT RESERVES
                                                         ------------------------------------------------------
                                                            YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                         OCTOBER 31, 2004*   OCTOBER 31, 2003**   JULY 31, 2003
                                                         -----------------   ------------------   -------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold                                                   $  426,346,747       $  111,347,789     $  433,523,128
   Issued to shareholders in reinvestment of dividends           171,548               20,929            487,838
   Repurchased                                              (501,462,732)        (112,199,607)      (449,027,456)
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding       $  (74,944,437)      $     (830,889)    $  (15,016,490)
                                                          ==============       ==============     ==============

PREMIER SHARES:
   Sold                                                   $       10,000       $           --     $           --
   Issued to shareholders in reinvestment of dividends                28                   --                 --
   Repurchased                                                   (10,028)                  --                 --
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding       $           --       $           --     $           --
                                                          ==============       ==============     ==============
SHARE ACTIVITY
RESERVE SHARES:
   Sold                                                      426,346,747          111,347,789        433,523,128
   Issued to shareholders in reinvestment of dividends           171,548               20,929            487,838
   Repurchased                                              (501,462,732)        (112,199,607)      (449,027,456)
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding          (74,944,437)            (830,889)       (15,016,490)
                                                          ==============       ==============     ==============
PREMIER SHARES:
   Sold                                                           10,000                   --                 --
   Issued to shareholders in reinvestment of dividends                28                   --                 --
   Repurchased                                                   (10,028)                  --                 --
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding                   --                   --                 --
                                                          ==============       ==============     ==============

                                                                      GALAXY GOVERNMENT RESERVES
                                                         ------------------------------------------------------
                                                            YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                         OCTOBER 31, 2004*  OCTOBER 31, 2003**    JULY 31, 2003
                                                         -----------------  ------------------    -------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold                                                   $  568,578,937       $  194,097,671     $  602,364,126
   Issued to shareholders in reinvestment of dividends           316,116               39,780            969,389
   Repurchased                                              (678,240,364)        (179,009,223)      (632,590,038)
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding       $ (109,345,311)      $   15,128,228     $  (29,256,523)
                                                          ==============       ==============     ==============

PREMIER SHARES:
   Sold                                                   $       10,000       $           --     $           --
   Issued to shareholders in reinvestment of dividends                37                   --                 --
   Repurchased                                                   (10,037)                  --                 --
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding       $           --       $           --     $           --
                                                          ==============       ==============     ==============
SHARE ACTIVITY
RESERVE SHARES:
   Sold                                                      568,578,937          194,097,671        602,364,126
   Issued to shareholders in reinvestment of dividends           316,116               39,780            969,389
   Repurchased                                              (678,240,364)        (179,009,223)      (632,590,038)
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding         (109,345,311)          15,128,228        (29,256,523)
                                                          ==============       ==============     ==============
PREMIER SHARES:
   Sold                                                           10,000                   --                 --
   Issued to shareholders in reinvestment of dividends                37                   --                 --
   Repurchased                                                   (10,037)                  --                 --
                                                          --------------       --------------     --------------
      Net increase (decrease) in shares outstanding                   --                   --                 --
                                                          ==============       ==============     ==============

-----------
* The Fund began offering Premier Shares on March 1, 2004 and ceased on September 29, 2004.

**    For the period August 1, 2003 through October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     20 & 21

                             GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            YEAR
                                            ENDED         PERIOD ENDED                     YEARS ENDED JULY 31,
                                          OCTOBER 31,      OCTOBER 31,     ----------------------------------------------------
                                             2004            2003(1)          2003          2002          2001          2000
                                          -----------     ------------     ----------    ----------    ----------    ----------
RESERVE SHARE:
Net Asset Value, Beginning of Period      $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                          ----------       ----------      ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment income                       0.003               --(2)        0.005         0.014         0.047         0.050
                                          ----------       ----------      ----------    ----------    ----------    ----------

Less Distributions:
   Distributions from net
      investment income                       (0.003)             (--)(2)      (0.005)       (0.014)       (0.047)       (0.050)
                                          ----------       ----------      ----------    ----------    ----------    ----------

Net increase (decrease) in
   net asset value                                --               --              --            --            --            --
                                          ----------       ----------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                          ==========       ==========      ==========    ==========    ==========    ==========

Total Return                                    0.28%(3)         0.02%**         0.46%         1.42%         4.83%         5.09%

Ratios:
Net Assets, End of Period (in thousands)  $2,343,995       $3,877,872      $3,879,789    $4,488,637    $5,123,427    $4,330,068
Ratios to average net assets:
   Net investment income
      including waivers                         0.27%            0.09%*          0.47%         1.44%         4.65%         4.98%
   Operating expenses including
      waivers                                   1.02%            1.02%*          1.03%         1.03%         0.98%         0.92%
   Operating expenses excluding
      waivers                                   1.18%            1.02%*          1.03%         1.03%         0.98%         0.92%

------------
*     Annualized

**    Not annualized

(1)   For the period August 1, 2003 to October 31, 2003.

(2) Net investment income per share and distributions from net investment income were less than $0.0005.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            YEAR
                                            ENDED         PERIOD ENDED                        YEARS ENDED JULY 31,
                                          OCTOBER 31,      OCTOBER 31,      ------------------------------------------------------
                                             2004            2003(1)           2003            2002          2001          2000
                                          -----------     ------------      ----------      ----------    ----------    ----------
RESERVE SHARE:
Net Asset Value, Beginning of Period      $     1.00       $     1.00       $     1.00      $     1.00    $     1.00    $     1.00
                                          ----------       ----------       ----------      ----------    ----------    ----------
Income from Investment Operations:
   Net investment income                       0.001               --(2)         0.003           0.008         0.027         0.027
                                          ----------       ----------       ----------      ----------    ----------    ----------

Less Distributions:
   Distributions from net
      investment income                       (0.001)             (--)(2)       (0.003)         (0.008)       (0.027)       (0.027)
                                          ----------       ----------       ----------      ----------    ----------    ----------

Net increase (decrease) in
   net asset value                                --               --               --              --            --            --
                                          ----------       ----------       ----------      ----------    ----------    ----------
Net Asset Value, End of Period            $     1.00       $     1.00       $     1.00      $     1.00    $     1.00    $     1.00
                                          ==========       ==========       ==========      ==========    ==========    ==========

Total Return                                    0.13%(3)         0.01%**(3)       0.28%(3)        0.76%         2.72%         2.77%

Ratios:
Net Assets, End of Period (in thousands)  $   87,120       $  162,064       $  162,895      $  177,913    $  223,983    $  169,133
Ratios to average net assets:
   Net investment income including
      waivers                                   0.12%            0.05%*           0.28%           0.77%         2.67%         2.72%
   Operating expenses including
      waivers                                   1.05%            0.95%*           1.03%           1.05%         1.01%         0.96%
   Operating expenses excluding
      waivers                                   1.27%            1.08%*           1.04%           1.05%         1.01%         0.96%

---------------
*     Annualized

**    Not annualized

(1)   For the period August 1, 2003 to October 31, 2003.

(2) Net investment income per share and distributions from net investment income were less than $0.0005.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            YEAR
                                            ENDED         PERIOD ENDED                       YEARS ENDED JULY 31,
                                          OCTOBER 31,      OCTOBER 31,       ----------------------------------------------------
                                             2004            2003(1)            2003          2002          2001          2000
                                          -----------     ------------       ----------    ----------    ----------    ----------

RESERVE SHARE:
Net Asset Value, Beginning of Period      $     1.00       $     1.00        $     1.00    $     1.00    $     1.00    $     1.00
                                          ----------       ----------        ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment income                       0.002               --(2)          0.004         0.013         0.047         0.048
                                          ----------       ----------        ----------    ----------    ----------    ----------

Less Distributions:
   Distributions from net
      investment income                       (0.002)              --(2)         (0.004)       (0.013)       (0.047)       (0.048)
                                          ----------       ----------        ----------    ----------    ----------    ----------

Net increase (decrease) in
   net asset value                                --               --                --            --            --            --
                                          ----------       ----------        ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $     1.00       $     1.00        $     1.00    $     1.00    $     1.00    $     1.00
                                          ==========       ==========        ==========    ==========    ==========    ==========

Total Return                                    0.20%(3)         0.02%**(3)        0.41%         1.33%         4.78%         4.94%

Ratios:
Net Assets, End of Period (in thousands)  $  115,865       $  225,214        $  210,085    $  239,342    $  261,991    $  165,278
Ratios to average net assets:
   Net investment income including
      waiver                                    0.17%            0.07%*            0.42%         1.36%         4.58%         4.84%
   Operating expenses including
      waivers                                   1.07%            1.05%*            1.04%         1.05%         1.01%         0.95%
   Operating expenses excluding
      waivers                                   1.25%            1.05%*            1.04%         1.05%         1.01%         0.95%

------------
*     Annualized

**    Not annualized

(1)   For the period August 1, 2003 to October 31, 2003.

(2) Net investment income per share and distributions from net investment income were less than $0.0005.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

      The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

            Galaxy Prime Reserves
            Galaxy Tax-Exempt Reserves
            Galaxy Government Reserves

INVESTMENT GOALS

      The Galaxy Prime Reserves and Galaxy Government Reserves seek as high a level of current income as is consistent with liquidity and stability of principal. The Galaxy Tax-Exempt Reserves seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

FUND SHARES

      The Funds may issue an unlimited number of shares. Each Fund currently offers one series of shares, Reserve Shares, which are offered continuously at net asset value. Effective March 1, 2004, each Fund offered an additional series of shares, Premier Shares, which had their own expense structure. On October 29, 2004, the outstanding Premier Shares of each Fund were liquidated and Premier Shares are no longer offered by the Funds. The Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves are also authorized to issue three additional series of shares, Institutional Shares, Select Shares, and Preferred Shares, which had not commenced operations as of October 31, 2004.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires man agement to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

      Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

      Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

      Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

NOTES TO FINANCIAL STATEMENTS

JOINT TRADING ACCOUNTS

      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF SERIES NET ASSET VALUES

      All income, expenses (other than series-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

      Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

      The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. None of the Funds had any reclassifications for the fiscal year ended October 31, 2004.

      The tax character of distributions paid during the fiscal year ended October 31, 2004, the period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 were as follows:

                                                       FISCAL YEAR ENDED
                                                       OCTOBER 31, 2004
                                                       ----------------
                                                    TAX-EXEMPT        ORDINARY
FUND                                                  INCOME           INCOME
----                                                  ------           ------
Galaxy Prime Reserves ........................     $         --     $ 10,458,979
Galaxy Tax-Exempt
    Reserves .................................          171,553               --
Galaxy Government
    Reserves .................................               --          316,152

                                                      AUGUST 1, 2003 THROUGH
                                                         OCTOBER 31, 2003
                                                         ----------------
                                                   TAX-EXEMPT         ORDINARY
FUND                                                 INCOME            INCOME
----                                                 ------            ------
Galaxy Prime Reserves ........................     $         --     $    914,923
Galaxy Tax-Exempt
  Reserves ...................................           20,929               --
Galaxy Government
  Reserves ...................................               --           39,781

NOTES TO FINANCIAL STATEMENTS

                                                       FISCAL YEAR ENDED
                                                         JULY 31, 2003
                                                         -------------
                                                   TAX-EXEMPT         ORDINARY
FUND                                                 INCOME            INCOME
----                                                 ------            ------

Galaxy Prime Reserves ........................     $         --     $ 19,264,095
Galaxy Tax-Exempt
  Reserves ...................................          487,838               --
Galaxy Government
  Reserves ...................................               --          969,392

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED
                                                    TAX-EXEMPT       ORDINARY
FUND                                                  INCOME          INCOME
----                                                  ------          ------
Galaxy Prime Reserves ..........................   $         --    $     82,738
Galaxy Tax-Exempt
  Reserves .....................................          6,752              --
Galaxy Government
  Reserves .....................................             --           4,556

      The following capital loss carryforwards, determined as of October 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

FUND                                                  AMOUNT        EXPIRATION
----                                                  ------        ----------
Galaxy Prime Reserves ........................     $        145             2011
Galaxy Tax-Exempt
  Reserves ...................................            1,944             2011
                                                             18             2012

The following capital loss carryforward was utilized during the year end October 31, 2004.

FUND                                                  AMOUNT
----                                                  ------
Galaxy Prime Reserves ........................     $      2,215


NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

      Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Funds. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. ("FleetBoston"). On April 1, 2004, FleetBoston, including the Funds' investment advisor and distributor, was acquired by Bank of America Corporation ("BOA"). The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

      Columbia receives a monthly investment advisory fee based on average daily net assets from each of the Funds at the following annual rates:

                       FEES ON AVERAGE               FEES ON AVERAGE
                      DAILY NET ASSETS              DAILY NET ASSETS
                     UP TO $750 MILLION          EXCEEDING $750 MILLION
                     ------------------          ----------------------
Each Fund                   0.40%                         0.35%

      Effective February 28, 2004, Columbia has contractually agreed to waive a portion of its investment advisory fee for the Funds so that such fee would not exceed 0.20% annually of the average daily net assets of each Fund. Columbia has agree to maintain this waiver until February 27, 2005. Also, effective February 28, 2004, Columbia has voluntarily agreed to waive an additional portion of its investment advisory fee for each Fund so that the investment advisory fee would not exceed 0.12%, 0.11% and 0.11% annually of the average daily net assets of the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves, respectively. Columbia, at its discretion, may revise or discontinue this additional fee waiver at any time.

      For the year ended October 31, 2004, the annualized effective investment advisory fee rates for Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves were 0.20%, 0.21% and 0.22%, respectively.

ADMINISTRATION FEE

      Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees it receives to PFPC, as the sub-administrator to the Trust.

NOTES TO FINANCIAL STATEMENTS

      Under its agreement with the Funds, Columbia receives a monthly fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

            AVERAGE DAILY NET ASSETS               FEE RATE
            ------------------------               --------
            First $30 billion                       0.067%
            Over $30 billion                        0.050%

PRICING AND BOOKKEEPING FEES

      Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

      Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

                                                           ANNUAL
       AVERAGE DAILY NET ASSETS                           FEE RATE
       ------------------------                           --------
       Under $50 million                                   $25,000
       Over $50 million but less than $200 million         $35,000
       Over $200 million but less than $500 million        $50,000
       Over $500 million but less than $1 billion          $85,000
       Over $1 billion                                    $125,000

      For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held by each Fund.

      For the year ended October 31, 2004, the annualized effective pricing and bookkeeping fee rates for Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves were 0.004%, 0.036% and 0.027%, respectively.

TRANSFER AGENT FEE

      PFPC (the "Transfer Agent") provides shareholder services to the Funds. Reserve Shares and Premier Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series subject to a minimum fee of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION AND SERVICES FEES

      Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

      The Trust has adopted a distribution and service plan (the "Plan") with respect to the Reserve Shares and Premier Shares of the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to the holders of Reserve Shares and/or Premier Shares of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Reserve Shares or Premier Shares of each Fund. Payment by the Trust for shareholder administrative support services may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Reserve Shares or Premier Shares of each Fund.

      The Trust is currently limiting total payments under the Plan to an aggregate annual rate not to exceed 0.80% of the average daily net assets attributable to the Reserve Shares of each Fund. Prior to October 29, 2004, the Trust limited total payments under the Plan to an aggregate annual rate not to exceed 0.70% of the average daily net assets attributable to Premier Shares of each Fund. In addition, the Distributor had voluntarily agreed to further limit total payments under the Plan for the Premier Shares of each Fund so that such payments would not exceed 0.50% annually of the average daily net assets attributable to the Premier Shares.

NOTES TO FINANCIAL STATEMENTS

      Prior to February 28, 2004, the Trust limited total payments under the Plan to an aggregate fee not to exceed 0.56% of the average net assets attributed to the Reserve Shares of the Galaxy Prime Reserves and 0.51% of the average net assets of each of the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves.

EXPENSE LIMITS AND FEE WAIVERS

      Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

                                              EXPENSE
                                              -------
FUND                                           LIMIT
----                                           -----
Galaxy Prime Reserves ...........               1.09%
Galaxy Tax-Exempt Reserves ......               1.11%
Galaxy Government Reserves ......               1.08%

      Prior to October 25, 2004, the expense limit for each Fund was 1.11%.

      Columbia and its affiliates have also agreed to waive fees and/or reimburse each Fund for expenses to the extent necessary to maintain an annualized yield of a minimum of 0.05% for each Class.

      Except for certain advisory fee waivers described above, the respective parties, at their discretion, may revise or discontinue these waivers and reimbursements at any time.

      For the year ended October 31, 2004, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                             FEES             EXPENSES
                                             ----             --------
FUND                                        WAIVED           REIMBURSED
----                                        ------           ----------
Galaxy Prime Reserves ...........         $6,009,820          $    19
Galaxy Tax-Exempt
  Reserves ......................            317,477            4,674
Galaxy Government
  Reserves ......................            316,587               19

FEES PAID TO OFFICERS AND TRUSTEES

      The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees designated a Chief Compliance Officer for the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

      The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

      Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the year ended October 31, 2004, the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves paid $7,381, $1,542 and $1,665, respectively, to Columbia for such services. These amounts are included in "Miscellaneous" expense on the Statement of Operations.

      Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DB&R"). A partner of that firm serves as an officer of the Trust. For the year ended October 31, 2004, the Funds incurred legal fees from DB&R as follows:

                                                            UNPAID AT
                                                            ---------
FUND                                          FEES       OCTOBER 31, 2004
----                                          ----       ----------------
Galaxy Prime Reserves ...........           $113,685        $34,146
Galaxy Tax-Exempt
  Reserves ......................              4,549          1,409
Galaxy Government
  Reserves ......................              6,641          2,343

NOTES TO FINANCIAL STATEMENTS

NOTE 5. SHARES OF BENEFICIAL INTEREST

      As of October 31, 2004, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein is as follows:

                             NUMBER OF             % OF SHARES
                             ---------             -----------
FUND                        SHAREHOLDERS         OUTSTANDING HELD
----                        ------------         ----------------

Galaxy Prime
    Reserves                     1                     99%
Galaxy Government
    Reserves                     1                     99%
Galaxy Tax-Exempt
    Reserves                     1                     99%

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

      Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investor Services, Inc. At October 31, 2004, investments supported by private issuers that represent greater than 5% of the total investments of each Fund are as follows:

GALAXY PRIME RESERVES
---------------------
Fifth Third Bank ............................................    6.34%

GALAXY TAX-EXEMPT
-----------------
Wells Fargo Bank, N.A. ......................................    9.45%
FSA .........................................................    9.29%
SunTrust Bank, N.A. .........................................    8.18%
AMBAC ......................................................     5.32%
MBIA ........................................................    5.32%
National City Bank ..........................................    5.18%

LEGAL PROCEEDINGS

      Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

      On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist

NOTES TO FINANCIAL STATEMENTS

from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

      As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

NOTE 7. COMPARABILITY OF FINANCIAL STATEMENTS

      In the prior year, the fiscal year end of the Funds was changed from July 31 to October 31. Accordingly, the Fund's 2004 fiscal year ended on October 31, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Galaxy Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Galaxy Prime Reserves, Galaxy Government Reserves, and Galaxy Tax-Exempt Reserves, three of the portfolios comprising The Galaxy Fund, (collectively referred to hereafter as the "Funds") at October 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year ended October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The statements of changes in net assets for the period August 1, 2003 to October 31, 2003 and the year ended July 31, 2003 and the financial highlights of the Funds for the period August 1, 2003 to October 31, 2003 and for the four fiscal years in the period ended July 31, 2003 were audited by another independent registered public accounting firm whose report dated December 8, 2003 expressed an unqualified opinion on those statements and financial highlights.


/S/PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2004

ADDITIONAL INFORMATION

TAX INFORMATION (UNAUDITED)

During the year ended October 31, 2004, the Galaxy Prime Reserves and the Galaxy Government Reserves earned 6.56% and 21.23% of their respective income from direct obligations of the U.S. Government, respectively. Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rule on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

100% of the income earned by the Tax-Exempt Reserves will generally qualify as exempt from federal taxation.

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.

                                          TERM OF                                           NUMBER OF
                                         OFFICE AND                                       PORTFOLIOS IN
                          POSITION(S)    LENGTH OF                                       FUND COMPLEX(3)
    NAME, ADDRESS         HELD WITH        TIME           PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
      AND AGE(1)           GALAXY        SERVED(2)          DURING PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE(4)
      ----------           ------        ---------          -------------------              -------         ------------------
INDEPENDENT TRUSTEES
--------------------

James M. Seed(5)       Interim Chairman   5/26/88     President, The Astra Ventures,            13        Chairman and Director,
Age 63                     & Trustee                  Incorporated (oil and gas                           Fischer-Watt Gold Co.
                                                      exploration; private equity).

Louis DeThomasis           Trustee        Since       President, Saint Mary's University        13        Chairman of the Board,
Age 64                                    7/24/86     of Minnesota.                                       GeoSpatial Services,
                                                                                                          Inc.

Kenneth A. Froot(6)        Trustee        12/5/00     Professor of Finance, Harvard             13        None
Age 47                                                University.

Dwight E. Vicks, Jr.(5)    Trustee        4/2/86      Vicks Lithograph & Printing               13        Director, Utica First
Age 71                                                                                                    Insurance Company;
                                                                                                          Corporation (book
                                                                                                          manufacturing). Director,
                                                                                                          SBU Bank; Director,
                                                                                                          Partners Trust Financial
                                                                                                          Group; Director, Monitor
                                                                                                          Life Insurance Company;
                                                                                                          Director, Commercial
                                                                                                          Travelers Mutual Insurance
                                                                                                          Insurance Company.

INTERESTED TRUSTEE
------------------
John T. O'Neill(7)         Trustee        2/25/88     Private Investor; Executive               13        None
Age 60                                                Vice President and Chief
                                                      Financial Officer, Hasbro, Inc.
                                                      (toy and game manufacturer) until
                                                      December 1999.

ADDITIONAL INFORMATION

OFFICERS

NAME, ADDRESS AND AGE, POSITION
WITH GALAXY, YEAR FIRST ELECTED
OR APPOINTED TO OFFICE               PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------               --------------------------------------------------
Glen P. Martin(8) (age 45)           Executive, Head of Business Management, National Sales & Service, Columbia Management
One Financial Center                 Group, Inc. since May 2004; Director, Money Market Business, Columbia Management Group,
Boston, MA 02111                     Inc. from January 2003 to April 2004; Director, Strategy and Product Management Division,
President (since 9/5/02)             and Senior Vice President, Columbia Management Group, Inc., from March 2002 to December
                                     2002; Interim Managing Director, Mutual Fund Division, and Senior Vice President, Fleet
                                     Investment Management, from April 2001 to March 2002; Director, Product Development and
                                     Marketing and Senior Vice President, Fleet Investment Management, from March 1999 to April
                                     2001; Vice President of Investment Marketing Management, Fleet Investment Management,
                                     from May 1997 to 1999.

J. Kevin Connaughton (age 40)        Treasurer of the Columbia Funds and of the Liberty All-Star Funds since December 2000; Vice
One Financial Center                 President of the Advisor since April 2003 (formerly President of the Columbia Funds from
Boston, MA 02111                     February 2004 to October 2004; Chief Accounting Officer and Controller of the Liberty Funds
Treasurer (since 2002)               and of the Liberty All-Star Funds from February 1998 to October 2000); Treasurer of the Galaxy
                                     Funds since September 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                     LLC since December 2002 (formerly Vice President of Colonial Management Associates, Inc.
                                     from February 1998 to October 2000).

Mary Joan Hoene (age 54)             Chief Compliance Officer of the Galaxy Funds since September 2004; Chief Compliance Officer
40 West 57th Street                  of the Columbia Funds since August 2004; Chief Compliance Officer of the Liberty All-Star
New York, NY 10019                   Funds since August 2004 (formerly Partner, Carter, Ledyard & Milburn LLP from January 2001
Chief Compliance Officer             to August 2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999 to December
(since 2004)                         2000; Vice President and Counsel, Equitable Life Assurance Society of the United States from
                                     April 1998 to November 1999).

Michael G. Clarke (age 34)           Chief Accounting Officer of the Columbia Funds and of the Liberty All-Star Funds since October
One Financial Center                 2004 (formerly Controller of the Columbia Funds and of the Liberty All-Star Funds from May
Boston, MA 02111                     2004 to October 2004; Assistant Treasurer from June, 2002 to May 2004; Vice President,
Chief Accounting Officer             Product Strategy & Development of the Liberty Funds Group from February 2001 to June 2002;
(since 2004)                         Assistant Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August
                                     1999 to February 2001; Audit Manager, Deloitte & Touche LLP from May 1997 to August 1999).

Jeffrey R. Coleman (age 34)          Controller of the Columbia Funds and of the Liberty All-Star Funds since October 2004 (formerly
One Financial Center                 Vice President of CDC IXIS Asset Management Services, Inc. and Deputy Treasurer of the
Boston, MA 02111                     CDC Nvest Funds and Loomis Sayles Funds from February 2003 to September 2004;
Controller (since 2004)              Assistant Vice President of CDC IXIS Asset Management Services, Inc. and Assistant Treasurer
                                     of the CDC Nvest Funds from August 2000 to February 2003; Tax Manager of PFPC, Inc. from
                                     November 1996 to August 2000).

W. Bruce McConnel (age 61)           Managing Partner of the law firm Drinker Biddle & Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
Secretary (since 1986)

ADDITIONAL INFORMATION

1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

2. Beginning in 2005, Galaxy will hold a meeting of shareholders to elect trustees every five years. Trustees in office at the time of each such meeting may be eligible for re-election subject to the foregoing, each trustee holds office until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

3. The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. Each trustee oversees the thirteen Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Prior to December 3, 2004, Mr. Froot was a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.

5. Mr. Vicks resigned as Chairman of the Board of Trustees of Galaxy on December 2, 2004. Mr. Seed was elected Interim Chairman of the Board of Trustees of Galaxy on December 10, 2004.

6. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

7. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by Bank of America Corporation.

8.    Mr. Martin was elected President of Galaxy on March 4, 2004.

IMPORTANT INFORMATION ABOUT THIS REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 4, 2004, Ernst & Young LLP ("E&Y") resigned as the Funds' independent registered public accounting firm. During the fiscal years ended July 31, 2002 and 2003 and during the period ended October 31, 2003, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the fiscal years ended July 31, 2002 and 2003 and for the period ended October 31, 2003, and through March 4, 2004, there were no disagreements between the Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective March 4, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Funds for the fiscal year ending October 31, 2004.

INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

The transfer agent for The Galaxy Fund ("Galaxy") is:

            PFPC, Inc.
            P.O. Box 6520
            Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Prime Reserves, Galaxy Government Reserves and Galaxy Tax-Exempt Reserves Funds should contact the distributor:

            Columbia Funds Distributor, Inc.
            One Financial Center
            Boston MA 02111
            800.426.3750.

A description of the Funds' proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.columbiamanagement.com. Information regarding how the Funds voted proxies relating to portfolio securities is also available from the Funds' website.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for the shareholders of the following funds:
Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government
Reserves.

Annual report:
Galaxy Reserves Money Market Funds

                                                        -----------------
[LOGO] GALAXY FUNDS                                     PRESORTED
       P.O. Box 6520                                    STANDARD
       Providence, RI 02940-6520                        POSTAGE PAID
                                                        PERMIT NO. 105
                                                        NORTH READING, MA
                                                        -----------------

ARRESERVE (01/01/05) 3516

[ACORN GRAPHIC]

[COLUMN GRAPHIC]

[MORTARBOARD GRAPHIC]

[HANDSHAKE GRAPHIC]

                    GALAXY INSTITUTIONAL MONEY MARKET FUNDS

      ANNUAL REPORT
      October 31, 2004

      Galaxy Institutional Government
      Money Market Fund

      Galaxy Institutional
      Money Market Fund

      Galaxy Institutional Treasury
      Money Market Fund

                                                                   [LOGO] Galaxy
                                                                          Funds

--------------------------------------------------------------------------------

                         THE GALAXY MONEY MARKET FUNDS
                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o Information received from you on account applications or other forms;

      o Information about your transactions with us, our affiliates, or others;

      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;

      o     Information received from a consumer reporting agency; and

      o     Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with the Galaxy Money Market Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-866-840-5469. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

----------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.

--------------------------------------------------------------------------------

      An investment in Galaxy Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Galaxy Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

      Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

                          UNDERSTANDING YOUR EXPENSES

As a shareholder of the funds, you incur certain ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the actual operating expenses and total return for the period for each share class. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the actual expense ratio for each share class. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

--------------------------------------------------------------------------------

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM PFPC, INC., YOUR ACCOUNT BALANCE IS AVAILABLE BY CALLING 866-840-5469.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW FOR YOUR FUND TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

--------------------------------------------------------------------------------

      GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      MAY 1, 2004 - OCTOBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE               EXPENSES PAID           FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)          DURING THE PERIOD ($)       EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------
                    ACTUAL     HYPOTHETICAL     ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL      1,000.00      1,000.00      1,005.98      1,024.13          1.01          1.02                 0.20
----------------------------------------------------------------------------------------------------------------------------
SELECT             1,000.00      1,000.00      1,005.48      1,023.63          1.51          1.53                 0.30
----------------------------------------------------------------------------------------------------------------------------
PREFERRED          1,000.00      1,000.00      1,004.73      1,022.87          2.27          2.29                 0.45
----------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

      GALAXY INSTITUTIONAL MONEY MARKET FUND
      MAY 1, 2004 - OCTOBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE               EXPENSES PAID           FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)          DURING THE PERIOD ($)       EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------
                    ACTUAL     HYPOTHETICAL     ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL      1,000.00      1,000.00      1,006.18      1,024.28          0.86          0.87                 0.17
----------------------------------------------------------------------------------------------------------------------------
SELECT             1,000.00      1,000.00      1,005.68      1,023.78          1.36          1.37                 0.27
----------------------------------------------------------------------------------------------------------------------------
PREFERRED          1,000.00      1,000.00      1,004.93      1,023.03          2.12          2.14                 0.42
----------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

UNDERSTANDING YOUR EXPENSES

      GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
      MAY 1, 2004 - OCTOBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE               EXPENSES PAID           FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)          DURING THE PERIOD ($)       EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------
                    ACTUAL     HYPOTHETICAL     ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL      1,000.00      1,000.00      1,005.33      1,023.68          1.46          1.48                 0.29
----------------------------------------------------------------------------------------------------------------------------
SELECT             1,000.00      1,000.00      1,004.88      1,023.23          1.92          1.93                 0.38
----------------------------------------------------------------------------------------------------------------------------
PREFERRED          1,000.00      1,000.00      1,004.27      1,022.57          2.57          2.59                 0.51
----------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds.

               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

 PAR VALUE                                                              VALUE
------------                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.31%

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.36%

$ 15,000,000   3.25%, 11/15/04                                      $ 15,010,250
  29,170,000   1.85%, 02/25/05 (A)                                    28,997,994
  38,000,000   1.83%, 09/09/05 (B)                                    38,002,234
  35,000,000   2.00%, 10/07/05 (B)                                    35,000,000
  20,000,000   1.67%, 11/07/05 (B)                                    20,000,000
                                                                    ------------
                                                                     137,010,478
                                                                    ------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.86%

  30,000,000   1.79%, 11/22/04 (A)                                    29,968,850
  20,000,000   1.64%, 02/18/05 (B)                                    19,998,488
  15,000,000   1.86%, 03/23/05 (B)                                    14,998,827
  10,000,000   1.55%, 05/04/05                                        10,000,000
   5,000,000   1.60%, 05/13/05                                         5,000,000
   6,000,000   1.75%, 05/23/05                                         6,000,000
  15,000,000   1.88%, 10/03/05 (B)                                    14,990,991
  20,000,000   1.96%, 10/21/05 (B)                                    19,987,306
                                                                    ------------
                                                                     120,944,462
                                                                    ------------

               FEDERAL HOME LOAN BANK - 14.74%

   6,000,000   1.50%, 03/01/05                                         6,000,000
   3,500,000   1.40%, 04/04/05                                         3,500,000
  22,000,000   1.80%, 04/07/05 (B)                                    22,000,000
  15,000,000   1.35%, 04/15/05                                        15,000,000
   6,000,000   1.99%, 04/19/05 (B)                                     5,999,170
  10,000,000   1.85%, 04/25/05 (B)                                     9,998,071
   5,000,000   1.30%, 04/27/05                                         4,998,803
   7,000,000   1.35%, 04/29/05                                         7,000,000
  20,000,000   1.78%, 07/15/05 (B)                                    19,995,064
                                                                    ------------
                                                                      94,491,108
                                                                    ------------

               FEDERAL FARM CREDIT BANK - 9.35%

  25,000,000   1.78%, 10/27/05 (B)                                    24,990,099
  35,000,000   1.88%, 12/27/05 (B)                                    34,987,370
                                                                    ------------
                                                                      59,977,469
                                                                    ------------

               TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                                    412,423,517
               (Cost $412,423,517)                                  ------------


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

REPURCHASE AGREEMENTS - 35.65%

$108,662,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.86%, Due 11/01/04
               Dated 10/29/04
               Repurchase Price $108,678,843
               (Collateralized by U.S. Government Agency
               Obligations in a joint trading account,
               zero coupon,
               Due 12/02/04 - 04/07/28;
               Total Par $156,475,423
               Market Value $110,835,440)                           $108,662,000
 120,000,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.86%, Due 11/01/04
               Dated 10/29/04
               Repurchase Price $120,018,600
               (Collateralized by U.S. Government Agency
               Obligation in a joint trading account,
               4.50% - 6.00%
               Due 01/01/18 - 10/01/34;
               Total Par $119,255,489
               Market Value $122,401,849)                            120,000,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS                           228,662,000
               (Cost $228,662,000)                                  ------------
TOTAL INVESTMENTS - 99.96% ......................................    641,085,517
(Cost $641,085,517)*                                                ------------

NET OTHER ASSETS AND LIABILITIES - 0.04% ........................        263,641
                                                                    ------------
NET ASSETS - 100.00% ............................................   $641,349,158
                                                                    ============

----------
*     Aggregate cost for federal tax purposes.

(A)   Discount yield at time of purchase.

(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

CORPORATE NOTES AND BONDS - 33.17%

               FINANCE - 32.98%

$ 65,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.89%, 11/05/05 (B)                              $    65,014,714
  69,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.94%, 11/18/05 (B) (D)                               69,000,000
  17,600,000   Basic Water Co.
               2.02%, 08/01/24 (B)
               LOC: U.S. Bank, N.A                                   17,600,000
   2,300,000   Corporate Finance Managers
               1.90%, 02/02/43 (B)
               LOC: Wells Fargo Bank, N.A                             2,300,000
   8,000,000   Don Greene Poultry, Inc.
               1.96%, 10/01/25 (B)
               LOC: Wachovia Bank, N.A                                8,000,000
   3,230,000   Fe LLC, Series A
               1.91%, 04/01/28 (B)
               LOC: Fifth Third Bank                                  3,230,000
  50,000,000   Fifth Third Bancorp
               Extendible
               1.92%, 11/23/05 (B) (D)                               50,000,000
   4,565,000   Food Supply, Inc.
               1.93%, 05/01/24 (B)
               LOC: SunTrust Bank, N.A                                4,565,000
   6,180,000   Foster/Schweihofer Real Estate Co. LLC
               Series 2003
               1.91%, 09/20/33 (B)
               LOC: Fifth Third Bank                                  6,180,000
  15,000,000   General Electric Capital Corp.
               Extendible
               1.96%, 11/09/05 (B)                                   15,000,000
 125,000,000   General Electric Capital Corp., MTN
               Extendible
               1.99%, 11/17/05 (B)                                  125,045,793
 100,000,000   Goldman Sachs Group LP, MTN
               Extendible
               2.03%, 11/14/05 (B) (D) (F)                          100,095,111
   3,330,000   Grand Central, Inc.
               1.92%, 10/01/09 (B)
               LOC: U.S. Bank, N.A                                    3,330,000
   5,025,000   Green St. Surgery Center
               Series 2003
               1.93%, 03/01/23 (B)
               LOC: National City Bank                                5,025,000
  40,000,000   Harrier Finance Funding LLC
               Series 2, MTN
               2.06%, 10/25/05 (B) (D)                               40,000,000
  22,000,000   HBOS Treasury Services Plc
               Series 1, MTN
               2.01%, 07/29/05 (B) (D)                               22,014,663
  60,000,000   HBOS Treasury Services Plc, MTN
               Extendible
               1.83%, 11/01/05 (B) (D)                               60,000,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

               FINANCE (CONTINUED)
$ 78,000,000   JPMorgan Chase & Co.
               Senior Notes, Series 1, MTN
               1.99%, 02/24/05 (B)                                $  78,073,649
   4,800,000   Keyes Co.
               Series 2003
               1.93%, 06/01/18 (B)
               LOC: SunTrust Bank, N.A                                4,800,000
  50,000,000   LP Pinewood SPV LLC
               1.96%, 02/01/18 (B)
               LOC: Wachovia Bank, N.A                               50,000,000
   7,860,000   Marsh Enterprises LLC
               1.91%, 01/01/28 (B)
               LOC: Fifth Third Bank                                  7,860,000
  60,000,000   MBIA Global Funding LLC
               Series 2004, MTN
               1.80%, 07/29/05 (B) (D)                               60,000,000
  45,000,000   MBIA Global Funding LLC, MTN
               1.80%, 02/07/05 (B) (D)                               45,000,000
 105,000,000   Morgan Stanley
               Series EXL, Extendible
               1.96%, 11/25/05 (B)                                  105,000,000
  40,000,000   National City Bank, BN
               1.86%, 06/23/05 (B)                                   39,992,258
   2,000,000   PCP Investors LLC
               1.90%, 12/01/24 (B)
               LOC: Wells Fargo Bank, N.A                             2,000,000
   3,200,000   Pineview Estates LC
               Series 1998
               1.91%, 01/01/23 (B)
               LOC: Fifth Third Bank                                  3,200,000
   3,185,000   Post Apartment Homes LP
               Series 1999
               1.96%, 07/15/29 (B)
               LOC: SunTrust Bank, N.A                                3,185,000
  12,800,000   Redcay Funding LLC
               Series 04-B
               2.02%, 09/01/30 (B)
               LOC: U.S. Bank, N.A                                   12,800,000
   3,900,000   Rio Bravo LLC
               Series 2003
               1.90%, 12/01/33 (B)
               LOC: Wells Fargo Bank, N.A                             3,900,000
   5,700,000   Rockwood Quarry LLC
               1.91%, 12/01/22 (B)
               LOC: Fifth Third Bank                                  5,700,000
  40,000,000   Royal Bank of Canada
               Series 1, MTN, Yankee
               Extendible
               1.84%, 11/10/05 (B)                                   40,000,000
  16,465,000   SDB Private Residence Hall LP
               1.85%, 03/01/28 (B)
               LOC: U.S. Bank, N.A                                   16,465,000
  45,000,000   Sigma Finance, Inc.
               Series 2, MTN
               1.80%, 10/17/05 (B) (D)                               44,987,125
   2,800,000   Vancouver Clinic Building
               1.87%, 02/13/23 (B)
               LOC: U.S. Bank, N.A                                    2,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

               FINANCE (CONTINUED)

$ 28,539,000   Wachovia Corp.
               6.95%, 11/01/04                                  $    28,539,000
   3,470,000   Waco Investors of Duluth, Ltd.
               1.92%, 11/01/15 (B)
               LOC: U.S. Bank, N.A                                    3,470,000
  85,000,000   Wells Fargo & Co.
               Extendible
               1.84%, 11/15/05 (B) (D)                               85,000,000
  15,000,000   White Pine Finance LLC, MTN
               1.78%, 09/07/05 (B) (D)                               14,994,931
   9,455,000   Zoological Society of Philadelphia
               Series 2003
               2.01%, 06/01/18 (B)
               LOC: Wachovia Bank, N.A                                9,455,000
                                                                ---------------
                                                                  1,263,622,244
                                                                ---------------

               UTILITY - 0.19%

   7,400,000   South Central Communication
               1.91%, 04/01/18 (B)
               LOC: Fifth Third Bank                                  7,400,000
                                                                ---------------
               TOTAL CORPORATE NOTES AND BONDS                    1,271,022,244
               (Cost $1,271,022,244)                            ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.24%

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.22%

  15,000,000   3.25%, 11/15/04                                       15,010,250
  70,000,000   1.83%, 09/09/05, MTN (B)                              70,000,000
 130,000,000   2.00%, 10/07/05 (B)                                  130,000,000
 100,000,000   1.67%, 11/07/05 (B)                                  100,000,000
                                                                ---------------
                                                                    315,010,250
                                                                ---------------

               FEDERAL HOME LOAN BANK - 7.79%

  35,000,000   1.50%, 03/01/05                                       35,000,000
  22,600,000   1.40%, 04/04/05                                       22,600,000
  40,000,000   1.45%, 04/04/05                                       40,000,000
  50,000,000   1.35%, 04/15/05                                       50,000,000
  37,000,000   1.99%, 04/19/05, Series 437 (B)                       36,994,884
  55,000,000   1.85%, 04/25/05, Series 438 (B)                       54,989,390
  29,000,000   1.30%, 04/27/05                                       28,993,058
  30,000,000   1.35%, 04/29/05                                       30,000,000
                                                                ---------------
                                                                    298,577,332
                                                                ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.40%

  90,000,000   1.86%, 03/23/05 (B)                                   89,992,961
  60,000,000   1.55%, 05/04/05                                       60,000,000
  35,000,000   1.60%, 05/13/05                                       35,000,000
  30,000,000   1.75%, 05/23/05                                       30,000,000
  30,000,000   1.88%, 10/03/05 (B)                                   29,976,116
                                                                ---------------
                                                                    244,969,077
                                                                ---------------


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

               FEDERAL FARM CREDIT BANK - 1.83%

$ 20,000,000   1.78%, 10/27/05 (B)                              $    19,992,079
  50,000,000   1.82%, 11/23/05 (B)                                   50,000,000
                                                                ---------------
                                                                     69,992,079
                                                                ---------------

               TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                                   928,548,738
               (Cost $928,548,738)                              ---------------

MUNICIPAL SECURITIES - 14.32%

               CALIFORNIA - 2.27%

  12,000,000   Access to Loans for Learning
               Student Loan Corp.
               Student Loan, Series II-A6
               1.99%, 07/01/36 (C)
               LOC: State Street Bank & Trust Co.                    12,000,000
   2,500,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Oakmont Project
               1.98%, 06/01/36 (C)
               LOC: FHLB                                              2,500,000
   6,000,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Victoria Palms Villas LP
               1.99%, 12/01/37 (C)
               LOC: Marshall & IIsley                                 6,000,000
  18,550,000   Orange County Board of Education
               Esplanade Project, COP
               1.84%, 06/01/32 (C)
               Insured: FSA
               LOC: Dexia Credit Local de France                     18,550,000
  12,400,000   Sacramento County Pension Bonds
               1.83%, 07/01/20 (C)
               LOC: Bayerische Landesbank GZ                         12,400,000
   3,030,000   Sacramento Housing Authority
               Multi-Family Housing Revenue
               Natomas Fort
               1.94%, 04/15/36 (C)
               Credit Support: FNMA                                   3,030,000
  13,250,000   San Jose Financing Authority
               Lease Revenue
               Hayes Mansion
               Series C
               1.84%, 07/01/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia                              13,250,000
  11,250,000   San Jose Redevelopment Agency
               Merged Area, Series A
               1.87%, 08/01/28 (C)
               LOC: JPMorgan Chase Bank                              11,250,000
   8,000,000   San Jose Redevelopment Agency
               Merged Area, Series G
               1.93%, 08/01/29 (C)
               LOC: Bank of New York                                  8,000,000
                                                                ---------------
                                                                     86,980,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

               COLORADO - 0.63%

$  3,000,000   Colorado Health Facilities Authority
               Crossroads Projects
               Series B
               1.92%, 11/01/28 (C)
               LOC: U.S. Bank, N.A                              $     3,000,000
  21,000,000   Colorado, HFA
               Multi-Family Housing
               Class I, Series A-1
               1.84%, 10/01/33 (C)
               SPA: FHLB                                             21,000,000
                                                                ---------------
                                                                     24,000,000
                                                                ---------------

               DISTRICT OF COLUMBIA - 0.20%

   7,500,000   District of Columbia
               National Association of Realtors
               Series B
               1.84%, 12/01/23 (C)
               LOC: SunTrust Bank                                     7,500,000
                                                                ---------------

               FLORIDA - 0.01%

     260,000   Homestead Special Obligation
               Speedway Project
               1.93%, 11/01/18 (C)
               LOC: SunTrust Bank                                       260,000
                                                                ---------------

               GEORGIA - 0.60%

   3,700,000   Athens-Clarke County, IDA
               Allen Properties, Inc.
               1.93%, 12/01/24 (C)
               LOC: SunTrust Bank                                     3,700,000
   5,000,000   Athens-Clarke County, IDA
               Leucadia, Inc. Project
               1.92%, 07/01/07 (C)
               LOC: U.S. Bank, N.A                                    5,000,000
   3,900,000   Cobb County Development Authority
               Leeman Construction Co. Project
               1.93%, 09/01/23 (C)
               LOC: SunTrust Bank                                     3,900,000
  10,420,000   Private Colleges & Universities Authority
               Emory University Project
               Series B
               1.84%, 11/01/29 (C)                                   10,420,000
                                                                ---------------
                                                                     23,020,000
                                                                ---------------

               ILLINOIS - 0.55%

  19,400,000   Chicago Midway Airport Revenue
               Second Lien, Series A
               1.88%, 01/01/21 (C)
               Insured: FSA
               SPA: JPMorgan Chase Bank                              19,400,000


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

               ILLINOIS (CONTINUED)
$  1,700,000   Illinois Housing Development Authority
               Multi-Family Housing Project
               Series A
               1.88%, 09/01/26 (C)
               Insured: AMBAC
               SPA: Bank One, N.A                               $     1,700,000
                                                                ---------------
                                                                     21,100,000
                                                                ---------------

               LOUISIANA - 1.35%

  51,895,000   New Orleans Pension Revenue
               1.84%, 09/01/30 (C)
               Insured: AMBAC
               SPA: Bank One, N.A                                    51,895,000
                                                                ---------------

               MAINE - 2.24%

  86,000,000   Portland Taxable Pension Bonds, GO
               1.84%, 06/01/26 (C)
               SPA: Landesbank Hessen-Thuringen GZ                   86,000,000
                                                                ---------------

               MARYLAND - 0.64%

  18,085,000   Maryland State, HEFA
               Adventist Healthcare
               Series B
               2.00%, 01/01/35 (C)
               LOC: LaSalle Bank, N.A                                18,085,000
   2,720,000   Maryland State, HEFA
               Charlestown Project
               Series B
               1.95%, 01/01/28 (C)
               LOC: Wachovia Bank, N.A                                2,720,000
   3,700,000   Maryland State, HEFA
               Glen Meadows Retirement
               Series B
               1.95%, 07/01/29 (C)
               LOC: Wachovia Bank, N.A                                3,700,000
                                                                ---------------
                                                                     24,505,000
                                                                ---------------

               MASSACHUSETTS - 0.75%

  22,700,000   Massachusetts Housing Finance Agency
               Housing Revenue
               Avalon Flanders, Series A
               1.87%, 06/01/34 (C)
               LOC: JPMorgan Chase Bank                              22,700,000
   6,208,000   Massachusetts Housing Finance Agency
               Rental Mortgage
               Series A
               1.87%, 01/01/44 (C)
               Insured: FSA
               SPA: Dexia Credit Local De France                      6,208,000
                                                                ---------------
                                                                     28,908,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

               MICHIGAN - 0.17%

$  6,480,000   Michigan State University
               Series B
               1.84%, 08/15/22 (C)
               SPA: Dexia Credit Local de France                $     6,480,000
                                                                ---------------

               MINNESOTA - 0.85%

   7,560,000   City of Plymouth Health Facilities
               Westhealth Project
               Series B
               1.87%, 06/01/24 (C)
               Insured: FSA
               SPA: U.S. Bank, N.A                                    7,560,000
   3,035,000   Eagan Multi-Family Housing Revenue
               Thomas Lake, Series A-2
               1.92%, 03/15/33 (C)
               Credit Support: FNMA                                   3,035,000
  10,200,000   Fairview Hospital and Healthcare Services
               Series A, ACES
               1.87%, 11/01/15 (C)
               Insured: MBIA
               SPA: U.S. Bank, N.A                                   10,200,000
   1,915,000   Minneapolis Taxable Pension, GO
               1.85%, 12/01/13 (C)
               SPA: Dexia Credit Local de France                      1,915,000
  10,000,000   St. Paul Housing & Redevelopment Authority
               Land Assembly Revenue
               Housing 5000 Project
               1.92%, 01/01/24 (C)
               LOC: U.S. Bank, N.A                                   10,000,000
                                                                ---------------
                                                                     32,710,000
                                                                ---------------

               MISSOURI - 0.05%

   1,800,000   St. Louis, IDA
               Multi-Family Housing Revenue
               Metro Lofts, Series B
               1.93%, 03/15/36 (C)
               Credit Support: FNMA                                   1,800,000
                                                                ---------------

               NEW JERSEY - 0.59%

  22,590,000   North Hudson Sewage Authority
               Sewer Revenue
               Series B
               1.85%, 08/01/31 (C)
               Insured: MBIA
               SPA: Wachovia Bank, N.A                               22,590,000
                                                                ---------------

               NEW MEXICO - 0.13%

   5,000,000   Las Cruces, IDR
               F&A Dairy Products, Inc.
               1.84%, 12/01/23 (C)
               LOC: Wells Fargo Bank, N.A                             5,000,000
                                                                ---------------


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

               NEW YORK - 1.53%

$  2,200,000   New York State, HFA
               East 39th Street Housing, Series B
               1.87%, 11/15/31 (C)
               Credit Support: FNMA                             $     2,200,000
   4,600,000   New York State, HFA
               Kew Gardens, Series B
               1.82%, 05/15/36 (C)
               Credit Support: FNMA                                   4,600,000
   1,620,000   New York State, HFA
               Series B
               1.87%, 05/15/31 (C)
               Credit Support: FNMA                                   1,620,000
  50,000,000   New York, GO
               Series A-9
               1.84%, 11/01/23 (C)
               Insured: FGIC
               SPA: FGIC-SPI                                         50,000,000
                                                                ---------------
                                                                     58,420,000
                                                                ---------------

               PENNSYLVANIA - 0.32%

   1,675,000   Cumberland County Municipal Authority
               LSN/TLS Obligation Group, Series B
               1.95%, 01/01/08 (C)
               LOC: Wachovia Bank, N.A                                1,675,000
  10,605,000   Cumberland County Municipal Authority
               LSN/TLS Obligation Group, Series C
               1.95%, 01/01/33 (C)
               LOC: Wachovia Bank, N.A                               10,605,000
                                                                ---------------
                                                                     12,280,000
                                                                ---------------

               TEXAS - 0.26%

   9,875,000   Texas State
               Veterans Land, GO
               1.87%, 12/01/23 (C)
               SPA: State Street Bank & Trust                         9,875,000
                                                                ---------------

               WASHINGTON - 0.38%

   2,580,000   Washington State, HFC
               Multi-Family Housing Revenue
               Auburn Meadows, Series B
               1.96%, 07/01/36 (C)
               LOC: Wells Fargo Bank, N.A                             2,580,000
   3,175,000   Washington State, HFC
               Multi-Family Housing Revenue
               Olympic Place Project, Series B
               1.96%, 11/01/36 (C)
               LOC: U.S. Bank, N.A                                    3,175,000
   4,250,000   Washington State, HFC
               Multi-Family Housing Revenue
               Rainier Court Project, Series B
               1.96%, 12/15/36 (C)
               Credit Support: FNMA                                   4,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

               WASHINGTON (CONTINUED)

$  2,500,000   Washington State, HFC
               Multi-Family Housing Revenue
               Vintage Project, Series B
               1.96%, 01/15/37 (C)
               Credit Support: FNMA                             $     2,500,000
   2,025,000   Washington State, HFC
               Non-Profit Housing Revenue
               Virginia Mason Research Center
               Series B
               1.92%, 01/01/15 (C)
               LOC: U.S. Bank, N.A                                    2,025,000
                                                                ---------------
                                                                     14,530,000
                                                                ---------------

               WYOMING - 0.80%

  30,625,000   Natrona County Hospital Revenue
               Wyoming Medical Center
               1.96%, 09/15/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia                              30,625,000
                                                                ---------------
               TOTAL MUNICIPAL SECURITIES                           548,478,000
               (Cost $548,478,000)                              ---------------

COMMERCIAL PAPER - 12.01%

               FINANCE - 8.88%

  46,000,000   Govco, Inc.
               1.64%, 11/10/04 (A) (E)                               45,981,255
 100,000,000   Grampian Funding LLC
               1.73%, 11/10/04 (A) (E)                               99,957,000
  40,000,000   K2 (USA) LLC
               2.02%, 03/21/05 (A) (D)                               39,688,889
  70,000,000   Silver Tower US Funding LLC
               2.06%, 01/18/05 (A) (E)                               69,689,083
  35,000,000   Whistlejacket Capital, Ltd.
               1.81%, 04/15/05 (B) (D)                               34,995,317
  50,000,000   White Pine Finance LLC
               1.81%, 04/15/05 (B) (D)                               49,997,803
                                                                ---------------
                                                                    340,309,347
                                                                ---------------

               MUNICIPAL - 1.96%

  40,000,000   Texas Public Finance Authority
               1.10%, 11/01/04                                       40,000,000
  35,000,000   Texas Public Finance Authority
               1.91%, 12/01/04                                       35,000,000
                                                                ---------------
                                                                     75,000,000
                                                                ---------------

               CONSUMER STAPLES - 1.17%

  45,000,000   Provena Health
               Series 1998
               2.00%, 12/01/04 (A)                                   44,925,000
                                                                ---------------
               TOTAL COMMERCIAL PAPER                               460,234,347
               (Cost $460,234,347)                              ---------------


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

CERTIFICATES OF DEPOSIT - 5.74%

$100,000,000   Barclays Bank Plc, Yankee
               1.86%, 05/25/05 (B)                              $    99,982,831
  85,000,000   Canadian Imperial Bank of Commerce
               Extendible, Yankee
               1.92%, 11/15/05 (B)                                   85,009,827
  35,000,000   Landesbank Baden-Wuerttemberg
               Yankee
               1.88%, 03/29/05 (B)                                   34,998,057
                                                                ---------------
               TOTAL CERTIFICATES OF DEPOSIT                        219,990,715
               (Cost $219,990,715)                              ---------------

REPURCHASE AGREEMENTS - 11.77%

 150,000,000   Repurchase Agreement with:
               Citigroup
               1.925%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $150,024,063
               (Collateralized by Corporate Bonds &
               Asset-Backed Securities in a joint trading
               account, 1.75% - 8.75%,
               Due 08/01/05 - 09/25/34;
               Total Par $144,965,568
               Market Value $157,500,000)                           150,000,000
 141,072,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.86%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $141,093,866
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, zero coupon,
               Due 12/02/04 - 04/07/28;
               Total Par $203,146,463
               Market Value $143,893,699)                           141,072,000
 100,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.925%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $100,016,042
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, 4.00% - 6.50%,
               Due 01/01/09 - 10/01/34;
               Total Par $102,824,731
               Market Value $103,002,164)                           100,000,000
  50,000,000   Repurchase Agreement with:
               Goldman Sachs & Co.
               1.86%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $50,007,750
               (Collateralized by U.S. Government
               Agency Obligation in a joint trading
               account, 5.00%, Due 03/01/34;
               Total Par $55,654,911
               Market Value $51,500,000)                             50,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2004

 PAR VALUE                                                           VALUE
------------                                                    ----------------

REPURCHASE AGREEMENTS (CONTINUED)

$ 10,000,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.86%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $10,001,550
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading account,
               4.50% - 6.00%
               Due 01/01/18 - 10/01/34;
               Total Par $9,937,957
               Market Value $10,200,154)                        $    10,000,000
                                                                ---------------
               TOTAL REPURCHASE AGREEMENTS                          451,072,000
               (Cost $451,072,000)                              ---------------
TOTAL INVESTMENTS - 101.25% .................................     3,879,346,044
(Cost $3,879,346,044)*                                          ---------------

NET OTHER ASSETS AND LIABILITIES - (1.25)% ..................       (47,854,500)
                                                                ---------------
NET ASSETS - 100.00% ........................................   $ 3,831,491,544
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.

(A)   Discount yield at time of purchase.

(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2004.

(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of October 31, 2004.

(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2004, these securities amounted to $715,773,839 or 18.68% of net assets. These securities are deemed to be liquid, except as described in (F).

(E) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Act of 1940, as amended. As of October 31, 2004, these securities amounted to $215,627,338 or 5.63% of net assets. These securities are deemed to be liquid.

(F) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2004, this security amounted to $100,095,111 or 2.61% of net assets.

ACES        Automatically Convertible Securities
AMBAC       American Municipal Bond Assurance Corp.
BN          Bank Note
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FHLB        Federal Home Loan Bank
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance Inc.
GO          General Obligation
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Authority
HFC         Housing Finance Commission
IDA         Industrial Development Agency
IDR         Industrial Development Revenue
LOC         Letter of Credit
MBIA        Municipal Bond Insurance Association
MTN         Medium Term Note
SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

 PAR VALUE                                                            VALUE
------------                                                      --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.34%

               U.S. TREASURY BILLS - 21.75%

$250,000,000   1.55%, 11/04/04 (A)                                $  249,967,709
 100,000,000   1.57%, 11/04/04 (A)                                    99,986,917
  40,000,000   1.58%, 11/04/04 (A)                                    39,994,733
 100,000,000   1.59%, 11/04/04 (A)                                    99,986,750
  75,000,000   1.60%, 11/04/04 (A)                                    74,990,031
 200,000,000   1.61%, 11/04/04 (A)                                   199,973,250
                                                                  --------------
                                                                     764,899,390
                                                                  --------------

               U.S. TREASURY NOTES - 7.20%

 125,000,000   5.88%, 11/15/04                                       125,216,342
  25,000,000   1.63%, 03/31/05                                        25,053,406
 103,000,000   1.63%, 04/30/05                                       103,027,313
                                                                  --------------
                                                                     253,297,061
                                                                  --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.21%

  34,500,000   1.64%, 02/18/05 (B)                                    34,497,386
  44,000,000   1.55%, 05/04/05                                        44,000,000
  90,000,000   1.84%, 08/29/05 (B)                                    89,964,586
  50,000,000   1.68%, 09/06/05 (B)                                    49,974,810
                                                                  --------------
                                                                     218,436,782
                                                                  --------------

               FEDERAL HOME LOAN BANK - 5.48%

  25,000,000   1.50%, 03/01/05                                        25,000,000
  28,000,000   1.99%, 04/19/05, Series 437 (B)                        27,996,128
  40,000,000   1.85%, 04/25/05, Series 438 (B)                        39,992,284
  20,000,000   1.35%, 04/29/05                                        20,000,000
  80,000,000   1.78%, 07/15/05 (B)                                    79,980,256
                                                                  --------------
                                                                     192,968,668
                                                                  --------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.70%

  20,000,000   3.25%, 11/15/04                                        20,013,667
  75,000,000   1.83%, 09/09/05 (B)                                    75,000,000
  35,000,000   2.00%, 10/07/05 (B)                                    35,012,802
                                                                  --------------
                                                                     130,026,469
                                                                  --------------

               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS                                  1,559,628,370
               (Cost $1,559,628,370)                              --------------


     PAR VALUE                                                      VALUE
   ------------                                                  ------------

               REPURCHASE AGREEMENTS - 51.61%

$700,000,000   Repurchase Agreement with:
               Greenwich Capital Markets
               1.79%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $700,104,417
               (Collateralized by U.S. Treasury
               Notes in a joint trading account,
               1.88% - 6.25%,
               Due 12/31/05 - 05/15/14;
               Total Par $697,171,000
               Market Value $714,001,462)                         $  700,000,000
 125,000,000   Repurchase Agreement with:
               Lehman Brothers, Inc.
               1.79%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $125,018,646
               (Collateralized by U.S. Treasury
               Principal Only in a joint trading
               account, Due 11/15/14;
               Total Par $152,079,167
               Market Value $127,501,651)                            125,000,000
 500,000,000   Repurchase Agreement with:
               Morgan Stanley & Co., Inc.
               1.79%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $500,074,583
               (Collateralized by U.S. Treasury
               Inflationary Index Notes
               in a joint trading account,
               1.88% - 3.00%,
               Due 07/15/12 - 07/15/13;
               Total Par $448,143,000
               Market Value $515,034,695)                            500,000,000
 490,195,000   Repurchase Agreement with:
               UBS Finance
               1.79%, Due 11/01/04
               dated 10/29/04
               Repurchase Price $490,268,121
               (Collateralized by U.S. Treasury Bills
               in a joint trading account, zero coupon,
               Due 03/10/05 - 03/24/05;
               Total Par $504,035,000
               Market Value $500,001,733)                            490,195,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENTS                         1,815,195,000
               (Cost $1,815,195,000)                              --------------
TOTAL INVESTMENTS - 95.95% ....................................    3,374,823,370
(Cost $3,374,823,370)*                                            --------------

NET OTHER ASSETS AND LIABILITIES - 4.05% ......................      142,504,780
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $3,517,328,150
                                                                  ==============

----------
*     Aggregate cost for federal tax purposes.

(A)   Discount yield at time of purchase.

(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

                                                                     GALAXY                   GALAXY                  GALAXY
                                                            INSTITUTIONAL GOVERNMENT      INSTITUTIONAL       INSTITUTIONAL TREASURY
                                                                MONEY MARKET FUND       MONEY MARKET FUND       MONEY MARKET FUND
                                                            ------------------------    -----------------     ----------------------
ASSETS:
   Investments
      Investments at amortized cost (Note 2)                     $   412,423,517         $ 3,428,274,044         $ 1,559,628,370
      Repurchase agreements (Note 2)                                 228,662,000             451,072,000           1,815,195,000
                                                                 ---------------         ---------------         ---------------
         Total Investments at value                                  641,085,517           3,879,346,044           3,374,823,370
   Cash                                                                    1,027                     502                      94
   Receivable for investments sold                                            --                      --             140,000,000
   Interest and dividends receivable                                     768,420               5,891,457               7,099,055
   Deferred Trustees' fees (Note 4)                                       29,644                 123,882                 165,312
                                                                 ---------------         ---------------         ---------------

      Total Assets                                                   641,884,608           3,885,361,885           3,522,087,831
                                                                 ---------------         ---------------         ---------------

LIABILITIES:
   Distributions payable                                                 363,938               2,953,511               3,608,322
   Payable for investments purchased                                          --              50,000,000                      --
   Payable to Advisor and affiliates (Note 4)                            101,215                 659,080                 831,063
   Trustees' fees and expenses payable (Note 4)                            1,623                   9,455                   7,979
   Deferred Trustees' fees (Note 4)                                       29,644                 123,882                 165,312
   Accrued expenses and other payables                                    39,030                 124,413                 147,005
                                                                 ---------------         ---------------         ---------------

      Total Liabilities                                                  535,450              53,870,341               4,759,681
                                                                 ---------------         ---------------         ---------------
NET ASSETS                                                       $   641,349,158         $ 3,831,491,544         $ 3,517,328,150
                                                                 ===============         ===============         ===============

NET ASSETS CONSIST OF:
   Par value                                                     $       641,362         $     3,831,532         $     3,517,445
   Paid-in capital in excess of par value                            640,715,520           3,827,692,953           3,513,855,294
   Overdistributed net investment income                                  (7,622)                (25,388)                (44,589)
   Accumulated net realized gain (loss) on investments sold                 (102)                 (7,553)                     --
                                                                 ---------------         ---------------         ---------------

   TOTAL NET ASSETS                                              $   641,349,158         $ 3,831,491,544         $ 3,517,328,150
                                                                 ===============         ===============         ===============

Institutional Shares:*
   Net assets                                                    $   543,399,723         $ 2,897,846,072         $ 3,436,568,947
   Shares of beneficial interest outstanding                         543,410,886           2,897,880,732           3,436,658,520
                                                                 ---------------         ---------------         ---------------

NET ASSET VALUE, offering and redemption price per share         $          1.00         $          1.00         $          1.00
                                                                 ===============         ===============         ===============

Select Shares:*
   Net assets                                                    $    84,510,526         $   774,460,366         $    21,118,033
   Shares of beneficial interest outstanding                          84,511,767             774,465,049              21,119,047
                                                                 ---------------         ---------------         ---------------

NET ASSET VALUE, offering and redemption price per share         $          1.00         $          1.00         $          1.00
                                                                 ===============         ===============         ===============

Preferred Shares:*
   Net assets                                                    $    13,438,909         $   159,185,106         $    59,641,170
   Shares of beneficial interest outstanding                          13,439,457             159,186,182              59,667,199
                                                                 ---------------         ---------------         ---------------

NET ASSET VALUE, offering and redemption price per share         $          1.00         $          1.00         $          1.00
                                                                 ===============         ===============         ===============

----------
* Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                            GALAXY                                       GALAXY
                                                                         INSTITUTIONAL            GALAXY             INSTITUTIONAL
                                                                          GOVERNMENT           INSTITUTIONAL           TREASURY
                                                                       MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                                                       -----------------     -----------------     -----------------
INVESTMENT INCOME:
   Interest (Note 2)                                                     $ 10,030,697          $ 62,821,974          $ 45,660,512
   Dividends (Note 2)                                                           5,822                 5,836                    --
                                                                         ------------          ------------          ------------

      Total investment income                                              10,036,519            62,827,810            45,660,512
                                                                         ------------          ------------          ------------

EXPENSES:
   Investment advisory fees (Note 4)                                        1,626,791             9,868,953             7,628,967
   Administration fees (Note 4)                                               544,975             3,306,099             2,555,704
   Custodian fees                                                              30,788                63,769                50,389
   Pricing and bookkeeping fees (Note 4)                                       98,244               152,217               137,315
   Professional fees                                                           52,930               214,233               150,735
   Shareholder servicing fees: (Note 4)
      Select Shares                                                           106,795             1,312,048                51,981
      Preferred Shares                                                        101,232               455,179               183,505
   Transfer agent fees: (Note 4)
      Institutional Shares                                                      4,941                 5,421                68,416
      Select Shares                                                                53                    47                    22
      Preferred Shares                                                             55                    53                   209
   Trustees' fees and expenses (Note 4)                                        24,643               148,190                87,677
   Reports to shareholders                                                      4,168                29,017                49,121
   Miscellaneous                                                               99,397               195,024               113,663
                                                                         ------------          ------------          ------------

      Total expenses before reimbursement/waiver                            2,695,012            15,750,250            11,077,704
                                                                         ------------          ------------          ------------

      Less: fees waived or reimbursed by Investment Advisor (Note 4)         (978,987)           (5,832,151)               (7,799)
      Less: fees waived or reimbursed by Investment Advisor or
      affiliates of Investment Advisor (Note 4)
      Select Shares                                                           (35,598)             (437,349)              (17,327)
      Preferred Shares                                                             --                    --               (16,529)
                                                                         ------------          ------------          ------------
      Net expenses                                                          1,680,427             9,480,750            11,036,049
                                                                         ------------          ------------          ------------

NET INVESTMENT INCOME                                                       8,356,092            53,347,060            34,624,463
                                                                         ------------          ------------          ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)                            (102)               (7,553)                9,785
                                                                         ------------          ------------          ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  8,355,990          $ 53,339,507          $ 34,634,248
                                                                         ============          ============          ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             GALAXY
                                                                    INSTITUTIONAL GOVERNMENT
                                                                        MONEY MARKET FUND
                                                                ---------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                     2004                2003
                                                                -------------       -------------
NET ASSETS AT BEGINNING OF PERIOD                               $ 832,310,423       $ 369,380,675
                                                                -------------       -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                            8,356,092           5,266,514
   Net realized gain (loss) on investments sold                          (102)                 --
                                                                -------------       -------------

      Net increase in net assets resulting from operations          8,355,990           5,266,514
                                                                -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: (1)
      Net investment income                                        (7,349,013)         (4,863,274)
                                                                -------------       -------------
   SELECT SHARES: (1)
      Net investment income                                          (708,263)           (224,072)
                                                                -------------       -------------
   PREFERRED SHARES: (1)
      Net investment income                                          (311,582)           (179,176)
                                                                -------------       -------------

         Total distributions to shareholders                       (8,368,858)         (5,266,522)
                                                                -------------       -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(2)               (190,948,397)        462,929,756
                                                                -------------       -------------

   Net increase (decrease) in net assets                         (190,961,265)        462,929,748
                                                                -------------       -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                  $ 641,349,158       $ 832,310,423
                                                                =============       =============

(A) Undistributed (overdistributed) net investment income       $      (7,622)      $       5,144
                                                                =============       =============

----------
(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16 and 17.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          GALAXY                              GALAXY
                                                                      INSTITUTIONAL                  INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND                   MONEY MARKET FUND
                                                            ---------------------------------   ---------------------------------

                                                                  YEAR ENDED OCTOBER 31,              YEAR ENDED OCTOBER 31,
                                                                  2004              2003              2004              2003
                                                            ---------------   ---------------   ---------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD                           $ 4,433,279,838   $ 1,284,031,825   $ 3,972,607,916   $ 5,033,350,047
                                                            ---------------   ---------------   ---------------   ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                         53,347,060        29,684,448        34,624,463        44,567,068
   Net realized gain (loss) on investments sold                      (7,553)            7,943             9,785            17,909
                                                            ---------------   ---------------   ---------------   ---------------

      Net increase in net assets resulting from operations       53,339,507        29,692,391        34,634,248        44,584,977
                                                            ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: (1)
      Net investment income                                     (42,912,880)      (26,271,153)      (33,996,195)      (43,843,454)
                                                            ---------------   ---------------   ---------------   ---------------
   SELECT SHARES: (1)
      Net investment income                                      (8,915,509)       (2,851,117)         (270,033)         (105,560)
                                                            ---------------   ---------------   ---------------   ---------------
   PREFERRED SHARES: (1)
      Net investment income                                      (1,558,260)         (561,270)         (498,656)         (618,107)
                                                            ---------------   ---------------   ---------------   ---------------

         Total distributions to shareholders                    (53,386,649)      (29,683,540)      (34,764,884)      (44,567,121)
                                                            ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(2)             (601,741,152)    3,149,239,162      (455,149,130)   (1,060,759,987)
                                                            ---------------   ---------------   ---------------   ---------------

   Net increase (decrease) in net assets                       (601,788,294)    3,149,248,013      (455,279,766)   (1,060,742,131)
                                                            ---------------   ---------------   ---------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)              $ 3,831,491,544   $ 4,433,279,838   $ 3,517,328,150   $ 3,972,607,916
                                                            ===============   ===============   ===============   ===============

(A) Undistributed (overdistributed) net investment income   $       (25,388)  $         6,258   $       (44,589)  $        68,138
                                                            ===============   ===============   ===============   ===============

                    GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY

                                                                         GALAXY
                                                                INSTITUTIONAL GOVERNMENT
                                                                    MONEY MARKET FUND
                                                          -------------------------------------

                                                                  YEAR ENDED OCTOBER 31,
                                                                2004                 2003**
                                                          ---------------       ---------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                   $ 2,432,719,924       $ 1,983,032,136
   Issued to shareholders in reinvestment of dividends          3,452,578             1,002,300
   Repurchased                                             (2,617,179,273)       (1,628,997,530)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding          $  (181,006,771)      $   355,036,906
                                                          ===============       ===============

SELECT SHARES: *
   Sold                                                   $   244,341,356       $   144,081,763
   Issued to shareholders in reinvestment of dividends            708,263               224,071
   Repurchased                                               (211,078,062)          (93,765,624)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding          $    33,971,557       $    50,540,210
                                                          ===============       ===============

PREFERRED SHARES: *
   Sold                                                   $    64,860,275       $    85,914,285
   Issued to shareholders in reinvestment of dividends            311,582               179,175
   Repurchased                                               (109,085,040)          (28,740,820)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding          $   (43,913,183)      $    57,352,640
                                                          ===============       ===============

SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                     2,432,719,924         1,983,032,136
   Issued to shareholders in reinvestment of dividends          3,452,578             1,002,300
   Repurchased                                             (2,617,179,273)       (1,628,997,530)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding             (181,006,771)          355,036,906
                                                          ===============       ===============

SELECT SHARES: *
   Sold                                                       244,341,356           144,081,763
   Issued to shareholders in reinvestment of dividends            708,263               224,071
   Repurchased                                               (211,078,062)          (93,765,624)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding               33,971,557            50,540,210
                                                          ===============       ===============

PREFERRED SHARES: *
   Sold                                                        64,860,275            85,914,285
   Issued to shareholders in reinvestment of dividends            311,582               179,175
   Repurchased                                               (109,085,040)          (28,740,820)
                                                          ---------------       ---------------

   Net increase (decrease) in shares outstanding              (43,913,183)           57,352,640
                                                          ===============       ===============

----------
* Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

** The Institutional Government Money Market Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on February 28, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        GALAXY                                GALAXY
                                                                    INSTITUTIONAL                     INSTITUTIONAL TREASURY
                                                                  MONEY MARKET FUND                     MONEY MARKET FUND
                                                         -----------------------------------   -----------------------------------

                                                                YEAR ENDED OCTOBER 31,                YEAR ENDED OCTOBER 31,
                                                                2004               2003               2004               2003
                                                         ----------------   ----------------   ----------------   ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                  $ 12,259,510,935   $  9,778,714,284   $  9,330,257,949   $  7,162,281,689
   Issued to shareholders in reinvestment of dividends         18,512,380          9,862,043          4,222,319          5,448,569
   Repurchased                                            (13,019,632,268)    (7,388,892,005)    (9,755,492,405)    (8,273,285,746)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding         $   (741,608,953)  $  2,399,684,322   $   (421,012,137)  $ (1,105,555,488)
                                                         ================   ================   ================   ================

SELECT SHARES: *
   Sold                                                  $  3,777,546,117   $  1,451,188,452   $    102,369,051   $     88,280,788
   Issued to shareholders in reinvestment of dividends          8,915,509          2,851,117            270,033            105,560
   Repurchased                                             (3,648,247,096)      (857,269,234)      (118,428,488)       (51,530,947)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding         $    138,214,530   $    596,770,335   $    (15,789,404)  $     36,855,401
                                                         ================   ================   ================   ================

PREFERRED SHARES: *
   Sold                                                  $  1,215,369,087   $    827,994,524   $    180,614,258   $    250,040,186
   Issued to shareholders in reinvestment of dividends          1,558,260            561,270            498,656            618,059
   Repurchased                                             (1,215,274,076)      (675,771,289)      (199,460,503)      (242,718,145)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding         $      1,653,271   $    152,784,505   $    (18,347,589)  $      7,940,100
                                                         ================   ================   ================   ================

SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                    12,259,510,935      9,778,714,284      9,330,257,949      7,162,281,689
   Issued to shareholders in reinvestment of dividends         18,512,380          9,862,043          4,222,319          5,448,569
   Repurchased                                            (13,019,632,268)    (7,388,892,005)    (9,755,492,405)    (8,273,285,746)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding             (741,608,953)     2,399,684,322       (421,012,137)    (1,105,555,488)
                                                         ================   ================   ================   ================

SELECT SHARES: *
   Sold                                                     3,777,546,117      1,451,188,452        102,369,051         88,280,788
   Issued to shareholders in reinvestment of dividends          8,915,509          2,851,117            270,033            105,560
   Repurchased                                             (3,648,247,096)      (857,269,234)      (118,428,488)       (51,530,947)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding              138,214,530        596,770,335        (15,789,404)        36,855,401
                                                         ================   ================   ================   ================

PREFERRED SHARES: *
   Sold                                                     1,215,369,087        827,994,524        180,614,258        250,040,186
   Issued to shareholders in reinvestment of dividends          1,558,260            561,270            498,656            618,059
   Repurchased                                             (1,215,274,076)      (675,771,289)      (199,460,503)      (242,718,145)
                                                         ----------------   ----------------   ----------------   ----------------

   Net increase (decrease) in shares outstanding                1,653,271        152,784,505        (18,347,589)         7,940,100
                                                         ================   ================   ================   ================

               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT      LESS
                                       OPERATIONS  DISTRIBUTIONS
                                      -----------  -------------

                           NET ASSET               DISTRIBUTIONS  NET INCREASE
                             VALUE        NET        FROM NET      (DECREASE)
                           BEGINNING   INVESTMENT   INVESTMENT      IN NET
                           0F PERIOD     INCOME       INCOME      ASSET VALUE
                           ---------   ----------  -------------  ------------

INSTITUTIONAL
10/31/04(1)                 $ 1.00       $0.011      $(0.011)        $   --
10/31/03                      1.00        0.011       (0.011)            --
10/31/02                      1.00        0.017       (0.017)            --
10/31/01                      1.00        0.046       (0.046)            --
10/31/00                      1.00        0.059       (0.059)            --

SELECT
10/31/04(1)                   1.00        0.010       (0.010)            --
10/31/03(2)                   1.00        0.006       (0.006)            --

PREFERRED
10/31/04(1)                   1.00        0.008       (0.008)            --
10/31/03(2)                   1.00        0.005       (0.005)            --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on February 28, 2003.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           RATIOS TO AVERAGE NET ASSETS
                                                                             ------------------------------------------------------

                                                                              RATIO OF NET          RATIO OF            RATIO OF
                                                                               INVESTMENT          OPERATING            OPERATING
                     NET ASSET                             NET ASSETS            INCOME             EXPENSES            EXPENSES
                       VALUE                                 END OF            INCLUDING           INCLUDING            EXCLUDING
                      END OF               TOTAL             PERIOD          REIMBURSEMENT/      REIMBURSEMENT/      REIMBURSEMENT/
                      PERIOD             RETURN(3)       (IN THOUSANDS)          WAIVER              WAIVER              WAIVER
                     ---------           ---------       --------------      --------------      --------------      --------------
INSTITUTIONAL
10/31/04(1)          $   1.00              1.07%            $543,400              1.05%               0.19%               0.31%
10/31/03                 1.00              1.07%             724,417              1.04%               0.18%               0.31%
10/31/02                 1.00              1.71%             369,381              1.68%               0.30%               0.30%
10/31/01                 1.00              4.71%             324,272              4.55%               0.27%               0.34%
10/31/00                 1.00              6.09%             252,482              5.94%               0.20%               0.35%

SELECT
10/31/04(1)              1.00              0.97%              84,511              0.95%               0.28%               0.46%
10/31/03(2)              1.00              0.63%**            50,540              0.94%*              0.28%*              0.46%*

PREFERRED
10/31/04(1)              1.00              0.82%              13,439              0.80%               0.43%               0.56%
10/31/03(2)              1.00              0.51%**            57,353              0.79%*              0.43%*              0.56%*

                     GALAXY INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT      LESS
                                       OPERATIONS  DISTRIBUTIONS
                                      -----------  -------------

                           NET ASSET               DISTRIBUTIONS  NET INCREASE
                             VALUE        NET        FROM NET      (DECREASE)
                           BEGINNING   INVESTMENT   INVESTMENT      IN NET
                           0F PERIOD     INCOME       INCOME      ASSET VALUE
                           ---------   ----------  -------------  ------------

INSTITUTIONAL
10/31/04(1)                  $1.00       $0.011      $(0.011)        $   --
10/31/03                      1.00        0.011       (0.011)            --
10/31/02                      1.00        0.017       (0.017)            --
10/31/01                      1.00        0.045       (0.045)            --
10/31/00(2)                   1.00        0.030       (0.030)            --
05/31/00                      1.00        0.050       (0.050)            --

SELECT
10/31/04(1)                   1.00        0.010       (0.010)            --
10/31/03                      1.00        0.010       (0.010)            --
10/31/02                      1.00        0.016       (0.016)            --
10/31/01(3)                   1.00        0.025       (0.025)            --

PREFERRED
10/31/04(1)                   1.00        0.009       (0.009)            --
10/31/03                      1.00        0.009       (0.009)            --
10/31/02                      1.00        0.015       (0.015)            --
10/31/01(3)                   1.00        0.024       (0.024)            --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly, Class I Shares) of the Galaxy Institutional Money Market Fund.

(3) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.

(4) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           RATIOS TO AVERAGE NET ASSETS
                                                                             ------------------------------------------------------

                                                                              RATIO OF NET          RATIO OF            RATIO OF
                                                                               INVESTMENT          OPERATING            OPERATING
                     NET ASSET                             NET ASSETS            INCOME             EXPENSES            EXPENSES
                       VALUE                                 END OF            INCLUDING           INCLUDING            EXCLUDING
                      END OF               TOTAL             PERIOD          REIMBURSEMENT/      REIMBURSEMENT/      REIMBURSEMENT/
                      PERIOD             RETURN(4)       (IN THOUSANDS)          WAIVER              WAIVER              WAIVER
                     ---------           ---------       --------------      --------------      --------------      --------------
INSTITUTIONAL
10/31/04(1)          $   1.00              1.12%           $2,897,846             1.11%               0.17%               0.28%
10/31/03                 1.00              1.15%            3,639,495             1.10%               0.14%               0.28%
10/31/02                 1.00              1.72%            1,239,803             1.72%               0.26%               0.30%
10/31/01                 1.00              4.64%            1,035,540             4.27%               0.30%               0.31%
10/31/00(2)              1.00              2.68%**            511,440             6.33%*              0.29%*              0.31%*
05/31/00                 1.00              5.43%              696,613             5.35%               0.30%               0.30%

SELECT
10/31/04(1)              1.00              1.02%              774,460             1.01%               0.27%               0.43%
10/31/03                 1.00              1.03%              636,252             1.00%               0.24%               0.43%
10/31/02                 1.00              1.61%               39,481             1.61%               0.37%               0.44%
10/31/01(3)              1.00              2.55%**                 52             4.18%*              0.39%*              0.40%*

PREFERRED
10/31/04(1)              1.00              0.87%              159,185             0.86%               0.42%               0.53%
10/31/03                 1.00              0.90%              157,533             0.85%               0.39%               0.53%
10/31/02                 1.00              1.51%                4,748             1.53%               0.45%               0.54%
10/31/01(3)              1.00              2.43%**                 52             4.07%*              0.49%*              0.50%*

                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT      LESS
                                       OPERATIONS  DISTRIBUTIONS
                                      -----------  -------------

                           NET ASSET               DISTRIBUTIONS  NET INCREASE
                             VALUE        NET        FROM NET      (DECREASE)
                           BEGINNING   INVESTMENT   INVESTMENT      IN NET
                           0F PERIOD     INCOME       INCOME      ASSET VALUE
                           ---------   ----------  -------------  ------------

INSTITUTIONAL
10/31/04(1)                  $1.00       $0.009      $(0.009)        $   --
10/31/03                      1.00        0.010       (0.010)            --
10/31/02                      1.00        0.017       (0.017)            --
10/31/01                      1.00        0.045       (0.045)            --
10/31/00(2)                   1.00        0.030       (0.030)            --
05/31/00                      1.00        0.050       (0.050)            --

SELECT
10/31/04(1)                   1.00        0.008       (0.008)            --
10/31/03                      1.00        0.009       (0.009)            --
10/31/02                      1.00        0.016       (0.016)            --
10/31/01(3)                   1.00        0.025       (0.025)            --

PREFERRED
10/31/04(1)                   1.00        0.007       (0.007)            --
10/31/03                      1.00        0.007       (0.007)            --
10/31/02                      1.00        0.015       (0.015)            --
10/31/01(3)                   1.00        0.024       (0.024)            --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly, Class I Shares) of the Galaxy Institutional Treasury Money Market Fund.

(3) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.

(4) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           RATIOS TO AVERAGE NET ASSETS
                                                                             ------------------------------------------------------

                                                                              RATIO OF NET          RATIO OF            RATIO OF
                                                                               INVESTMENT          OPERATING            OPERATING
                     NET ASSET                             NET ASSETS            INCOME             EXPENSES            EXPENSES
                       VALUE                                 END OF            INCLUDING           INCLUDING            EXCLUDING
                      END OF               TOTAL             PERIOD          REIMBURSEMENT/      REIMBURSEMENT/      REIMBURSEMENT/
                      PERIOD               RETURN        (IN THOUSANDS)          WAIVER              WAIVER              WAIVER
                     ---------           ---------       --------------      --------------      --------------      --------------
INSTITUTIONAL
10/31/04(1)          $   1.00            0.93%(4)          $3,436,569             0.91%               0.28%               0.28%
10/31/03                 1.00            0.98%(4)           3,857,708             0.98%               0.28%               0.28%
10/31/02                 1.00            1.69%(4)           4,963,246             1.68%               0.28%               0.28%
10/31/01                 1.00            4.60%(4)           5,378,265             4.44%               0.28%               0.29%
10/31/00(2)              1.00            2.64%**(4)         4,829,762             6.24%*              0.27%*              0.29%*
05/31/00                 1.00            5.26%              5,022,306             5.15%               0.30%               0.30%

SELECT
10/31/04(1)                              0.83%(4)              21,118             0.81%               0.38%               0.43%
10/31/03                 1.00            0.87%(4)              36,908             0.88%               0.38%               0.43%
10/31/02                 1.00            1.57%(4)                  53             1.57%               0.39%               0.39%
10/31/01(3)              1.00            2.48%**(4)                52             4.34%*              0.38%*              0.39%*

PREFERRED
10/31/04(1)                              0.70%(4)              59,641             0.68%               0.51%               0.53%
10/31/03                 1.00            0.75%(4)              77,991             0.75%               0.51%               0.53%
10/31/02                 1.00            1.47%(4)              70,051             1.46%               0.50%               0.53%
10/31/01(3)              1.00            2.43%**(4)            44,102             4.24%*              0.48%*              0.53%*

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

      The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

            Galaxy Institutional Government Money Market Fund
            Galaxy Institutional Money Market Fund
            Galaxy Institutional Treasury Money Market Fund

INVESTMENT GOAL

      The Galaxy Institutional Government Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund seek to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

FUND SHARES

      The Funds may issue an unlimited number of shares. Each Fund offers three classes of shares: Institutional Shares, Select Shares and Preferred Shares. Each series of shares is available for purchase by financial institutions that are purchasing shares of the Funds on behalf of their customers. Institutional Shares are also available for purchase by institutional investors. Each series of shares is offered continuously at net asset value and has its own expense structure. Effective February 28, 2004, Class I, Class II and Class III Shares of the Funds were redesignated Institutional Shares, Select Shares and Preferred Shares, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

      Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium and provides a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

      Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

      Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS

      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF SERIES NET ASSET VALUES

      All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

      Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be

NOTES TO FINANCIAL STATEMENTS

subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

      The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

      For the year ended October 31, 2004, permanent differences resulting primarily from reclassifications of distributions and expired capital loss carryforwards were identified and reclassified among the components of the Funds' net assets as follows:

                                             UNDISTRIBUTED
                                           (OVERDISTRIBUTED)      ACCUMULATED
                                             NET INVESTMENT       NET REALIZED
FUND                                             INCOME            GAIN/(LOSS)        PAID-IN CAPITAL
----                                             ------            -----------        ---------------
Galaxy Institutional Government
   Money Market Fund ...............            $     --            $  5,154             $ (5,154)
Galaxy Institutional
   Money Market Fund ...............               7,943              (7,943)                  --
Galaxy Institutional Treasury
   Money Market Fund ...............              27,694             (27,694)                  --

      Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

      The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                      OCTOBER 31, 2004
                                                      ----------------
                                         TAX-EXEMPT       ORDINARY       CAPITAL
FUND                                       INCOME          INCOME         GAINS
----                                       ------          ------         -----
Galaxy Institutional
   Government Money
   Market Fund .....................     $      --      $ 8,368,856         --
Galaxy Institutional
   Money Market Fund ...............            --       53,386,506        143
Galaxy Institutional Treasury
   Money Market Fund ...............            --       34,764,884         --

                                                      OCTOBER 31, 2003
                                                      ----------------
                                         TAX-EXEMPT       ORDINARY       CAPITAL
FUND                                       INCOME          INCOME         GAINS
----                                       ------          ------         -----
Galaxy Institutional
   Government Money
   Market Fund .....................     $      --      $ 5,266,522         --
Galaxy Institutional
   Money Market Fund ...............            --       29,683,540         --
Galaxy Institutional Treasury
   Money Market Fund ...............            --       44,567,121         --

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED       UNDISTRIBUTED
                                                 ORDINARY           LONG-TERM
FUND                                              INCOME           CAPITAL GAIN
----                                              ------           ------------
Galaxy Institutional
   Government Money
   Market Fund .........................        $  378,006          $       --
Galaxy Institutional
   Money Market Fund ...................         3,029,067                  --
Galaxy Institutional Treasury
   Money Market Fund ...................         3,704,995                  --

      The following capital loss carryforwards, determined as of October 31, 2004, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

FUND                                                       AMOUNT     EXPIRATION
----                                                       ------     ----------
Galaxy Institutional Government
   Money Market Fund ...................................   $  102        2012
Galaxy Institutional
   Money Market Fund ...................................    7,553        2012

      The following capital loss carryforwards expired during the year end October 31, 2004. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

FUND                                                                      AMOUNT
----                                                                      ------
Galaxy Institutional Government
   Money Market Fund .............................................        $5,154

NOTE 4. FEES AND COMPENSATION

      Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Funds. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Funds' investment advisor and distributor, was acquired by Bank of America Corporation ("BOA"). The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISORY FEE

      Columbia receives an investment advisory fee, computed daily and payable monthly at the annual rate of 0.20% of the average daily net assets of each Fund.

      Effective February 28, 2004, Columbia has voluntarily agreed to waive a portion of its investment advisory fee so that such fee will not exceed 0.09% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Columbia, at its discretion, may revise or discontinue this waiver any time.

      For the period December 1, 2003 through February 29, 2004, Columbia voluntarily waived a portion of its investment advisory fee so that such fee did not exceed 0.07% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Prior to December 1, 2003, Columbia voluntarily waived a portion of its investment advisory fee so that such fee did not exceed 0.05% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund.

      For the year ended October 31, 2004, the annualized effective investment advisory fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were 0.08%, 0.08% and 0.20%, respectively.

ADMINISTRATION FEE

      Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees received to PFPC (0.01375%), as sub-administrator to the Trust.

      Under its agreement with the Funds, Columbia receives a monthly administration fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

            AVERAGE DAILY NET ASSETS                         FEE RATE
            ------------------------                         --------
            First $30 billion ..........................      0.067%
            Over $30 billion ...........................      0.050%

PRICING AND BOOKKEEPING FEES

      Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

      Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

                                                                     ANNUAL
            AVERAGE DAILY NET ASSETS                                FEE RATE
            ------------------------                                --------
            Under $50 million ................................      $ 25,000
            Over $50 million but less than $200 million ......      $ 35,000
            Over $200 million but less than $500 million .....      $ 50,000
            Over $500 million but less than $1 billion .......      $ 85,000
            Over $1 billion ..................................      $125,000

      For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held by each Fund.

      For the year ended October 31, 2004, the effective pricing and bookkeeping fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, inclusive of out-of-pocket expenses, were 0.012%, 0.003% and 0.004%, respectively.

TRANSFER AGENT FEE

      PFPC (the "Transfer Agent") provides shareholder services to the Funds. Institutional Shares, Select Shares and Preferred Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series subject to a minimum fee of $5,000 annually per Fund. Institutional Shares of the Institutional Treasury Money Market Fund also bear additional transfer agency fees in order to compensate PFPC for payments made to an affiliate of Columbia for performing certain sub-account and administrative functions on a per-account basis with respect to the Institutional Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

SHAREHOLDER SERVICE FEES

      Columbia Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

      The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Select Shares and Preferred Shares of the Funds. The Services Plan provides compensation to institutions (including affiliates of Columbia) which provide administrative and support services to their customers who beneficially own Select Shares and/or Preferred Shares. Payments by the Trust for shareholder liaison services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund. Payments by the Trust for shareholder administrative support services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund.

NOTES TO FINANCIAL STATEMENTS

      The Trust is currently limiting total payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of average daily net assets attributable to the Select Shares and Preferred Shares, respectively, of each Fund. In addition, affiliates of Columbia have voluntarily agreed to further limit total payments under the Services Plan for the Select Shares of each Fund, so that the total fees will not exceed 0.10% annually of the average daily net assets attributable to the Select Shares. These affiliates, at their discretion, may revise or discontinue this waiver at any time.

EXPENSE LIMITS AND FEE WAIVERS

      Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

FUND                                           INSTITUTIONAL   SELECT  PREFERRED
----                                           -------------   ------  ---------
Galaxy Institutional Government
   Money Market Fund ........................      0.20%        0.47%    0.57%
Galaxy Institutional
   Money Market Fund ........................      0.20%        0.35%    0.45%
Galaxy Institutional Treasury
   Money Market Fund ........................      0.30%        0.41%    0.51%

      Except for certain advisory fee waivers described above, the respective parties, at their discretion, may revise or discontinue these waivers and reimbursements at any time.

      For the year ended October 31, 2004, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                         FEES          EXPENSES
FUND                                                    WAIVED        REIMBURSED
----                                                    ------        ----------
Galaxy Institutional Government
   Money Market Fund ...........................      $1,010,241      $    4,344
Galaxy Institutional
   Money Market Fund ...........................       6,269,500              --
Galaxy Institutional Treasury
   Money Market Fund ...........................          25,126          16,529

FEES PAID TO OFFICERS AND TRUSTEES

      The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees designated a Chief Compliance Officer for the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

      The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

      Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the year ended October 31, 2004, the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund paid $2,394, $7,409 and $8,131, respectively, to Columbia for such services. These amounts are included in "Miscellaneous" expense on the Statement of Operations.

      Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DD&R"). A partner of that firm serves as an officer of the Trust. For the year end October 31, 2004, the Funds incurred legal fees from DB&R as follows:

                                                                    UNPAID AT
FUND                                                    FEES    OCTOBER 31, 2004
----                                                    ----    ----------------
Galaxy Institutional Government
   Money Market Fund ............................     $ 29,230      $  8,695
Galaxy Institutional
   Money Market Fund ............................      187,033        54,000
Galaxy Institutional Treasury
   Money Market Fund ............................      123,535        49,661

NOTE 5. SHARES OF BENEFICIAL INTEREST

      As of October 31, 2004, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein is as follows:

                                                   NUMBER OF       % OF SHARES
FUND                                             SHAREHOLDERS   OUTSTANDING HELD
----                                             ------------   ----------------
Galaxy Institutional Government
Money Market Fund
   Institutional Shares .......................        2               99%
   Preferred Shares ...........................        1              100%
   Select Shares ..............................        1              100%
Galaxy Institutional Money Market Fund
   Institutional Shares .......................        2               93%
   Preferred Shares ...........................        1              100%
   Select Shares ..............................        1              100%
Galaxy Institutional Treasury
Money Market Fund
   Institutional Shares .......................        2               96%
   Preferred Shares ...........................        1              100%
   Select Shares ..............................        1              100%

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

      Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

NOTES TO FINANCIAL STATEMENTS

      On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

      As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Trustees and Shareholders of The Galaxy Fund:

      In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund, and Galaxy Institutional Treasury Money Market Fund, three of the portfolios comprising The Galaxy Fund, (collectively referred to hereafter as the "Funds") at October 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year ended October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

      The statements of changes in net assets for the year ended October 31, 2003 for each of the Funds and the financial highlights for the Galaxy Institutional Government Money Market Fund for the four fiscal years in the period ended October 31, 2003 and for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund for each of the three fiscal years in the period ended October 31, 2003 and for the period June 1, 2000 to October 31, 2000 were audited by another independent registered public accounting firm whose report dated December 8, 2003 expressed an unqualified opinion on those statements and financial highlights.


/S/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2004

ADDITIONAL INFORMATION

TAX INFORMATION (UNAUDITED)

      During the fiscal year ended October 31, 2004, the following Funds earned the following percentages of their respective income from direct obligations of the U.S. Government:

                                                                 U.S. GOVERNMENT
FUND                                                                  INCOME
----                                                                  ------
Galaxy Institutional Government
   Money Market Fund ...........................................      18.62%
Galaxy Institutional
   Money Market Fund ...........................................       7.00%
Galaxy Institutional Treasury
   Money Market Fund ...........................................      28.54%

      Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

TRUSTEES AND OFFICERS INFORMATION

      The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.

                                                                                              NUMBER OF
                                              YEAR FIRST                                    PORTFOLIOS IN
                                              ELECTED OR                                   FUND COMPLEX(3)
NAME, ADDRESS             POSITION(S) HELD    APPOINTED        PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS
AND AGE(1)                  WITH GALAXY      TO OFFICE(2)       DURING PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE(4)
----------                  -----------      ------------       -------------------          ----------       ------------------
INDEPENDENT TRUSTEES
--------------------

James M. Seed (5)         Interim Chairman     5/26/88     President, The Astra Ventures,        13         Chairman and Director,
Age 63                       & Trustee                     Incorporated (oil and gas                        Fischer-Watt Gold Co.
                                                           exploration; land development;
                                                           private equity).

Louis DeThomasis              Trustee          7/24/86     President, Saint Mary's               13         Chairman of the Board,
Age 64                                                     University of Minnesota.                         GeoSpatial Services,
                                                                                                            Inc.

Kenneth A. Froot (6)          Trustee          12/5/00     Professor of Finance,                 13                 None
Age 47                                                     Harvard University.

Dwight E. Vicks, Jr.(5)       Trustee          4/2/86      Chairman, Director and                13         Director, Utica First
Age 71                                                     Treasurer, Vicks Lithograph &                    Insurance Company;
                                                           Printing Corporation (book                       Director, SBU Bank;
                                                           manufacturing).                                  Director, Partners
                                                                                                            Trust Financial Group;
                                                                                                            Director, Monitor Life
                                                                                                            Insurance Company;
                                                                                                            Director, Commercial
                                                                                                            Travelers Mutual
                                                                                                            Insurance Company.

INTERESTED TRUSTEE
------------------

John T. O'Neil(7)         Trustee              2/25/88     Private Investor; Executive           13                 None
Age 60                                                     Vice President and Chief
                                                           Financial Officer, Hasbro,
                                                           Inc. (toy and game
                                                           manufacturer) until December
                                                           1999.

ADDITIONAL INFORMATION

OFFICERS

NAME, ADDRESS AND AGE, POSITION
WITH GALAXY, YEAR FIRST ELECTED         PRINCIPAL OCCUPATION(S) DURING THE PAST
OR APPOINTED TO OFFICE                  FIVE YEARS
----------------------                  ----------------------------------------

Glen P. Martin(8) (age 45)              Executive, Head of Business Management,
Financial Center                        National Sales & Service, Columbia
Boston, MA 02111                        Management Group, Inc. since May 2004;
President (since 9/5/02)                Director, Money Market Business,
                                        Columbia Management Group, Inc. from
                                        January 2003 to April 2004; Director,
                                        Strategy and Product Management
                                        Division, and Senior Vice President,
                                        Columbia Management Group, Inc., from
                                        March 2002 to December 2002; Interim
                                        Managing Director, Mutual Fund Division, and Senior Vice President, Fleet
                                        Investment Management, from April 2001
                                        to March 2002; Director, Product
                                        Development and Marketing and Senior
                                        Vice President, Fleet Investment
                                        Management, from March 1999 to April
                                        2001; Vice President of Investment
                                        Marketing Management, Fleet Investment
                                        Management, from May 1997 to 1999.

J. Kevin Connaughton (age 40)           Treasurer of the Columbia Funds and of
One Financial Center                    the Liberty All-Star Funds since
Boston, MA 02111                        December 2000; Vice President of the
Treasurer (since 2002)                  Advisor since April 2003 (formerly
                                        President of the Columbia Funds from
                                        February 2004 to October 2004; Chief
                                        Accounting Officer and Controller of the Liberty Funds and of the Liberty
                                        All-Star Funds from February 1998 to
                                        October 2000); Treasurer of the Galaxy
                                        Funds since September 2002; Treasurer,
                                        Columbia Management Multi-Strategy
                                        Hedge Fund, LLC since December 2002
                                        (formerly Vice President of Colonial
                                        Management Associates, Inc. from
                                        February 1998 to October 2000).

Mary Joan Hoene (age 54)                Chief Compliance Officer of the Galaxy
40 West 57th Street                     Funds since September 2004; Chief
York, NY, 10019                         Compliance Officer of the Columbia Funds
Chief Compliance Office (since 2004)    since August 2004; Chief Compliance
                                        Officer of the Liberty All-Star Funds
                                        since August 2004 (formerly New Partner,
                                        Carter, Ledyard & Milburn LLP from
                                        January 2001 to August 2004; Counsel,
                                        Carter, Ledyard & Milburn LLP from
                                        November 1999 to December 2000; Vice
                                        President and Counsel, Equitable Life
                                        Assurance Society of the United States
                                        from April 1998 to November 1999).

Michael G. Clarke (age 34)              Chief Accounting Officer of the Columbia
One Financial Center                    Funds and of the Liberty All-Star Funds
Boston, MA 02111                        since 2004 (formerly Controller of the
Chief Accounting Officer (since 2004)   Columbia Funds and of the Liberty
                                        All-Star Funds from May 2004 to October
                                        2004; Assistant Treasurer from June,
                                        2002 to May 2004; Vice President,
                                        Product Strategy & Development of the
                                        Liberty Funds Group from February 2001
                                        to June 2002; Assistant Treasurer of the
                                        Liberty Funds and of the Liberty
                                        All-Star Funds from August 1999 to
                                        February 2001; Audit Manager, Deloitte &
                                        Touche LLP from May 1997 to August
                                        1999).

Jeffrey R. Coleman (age 34)             Controller of the Columbia Funds and of
One Financial Center                    the Liberty All-Star Funds since October
Boston, MA 02111                        2004 (formerly Vice President of CDC
Controller (since 2004)                 IXIS Asset Management Services, Inc. and
                                        Deputy Treasurer of CDC Nvest Funds and
                                        Loomis Sayles Funds from February 2003
                                        to September 2004; Assistant Vice
                                        President of CDC IXIS Asset Management
                                        Services, Inc. and Assistant Treasurer
                                        of the CDC Nvest Funds from August 2000
                                        to February 2003; Tax Manager of PFPC,
                                        Inc. from November 1996 to August 2000).

W. Bruce McConnel (age 61)              Managing Partner of the law firm Drinker
One Logan Square                        Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Secretary (since 1986)

ADDITIONAL INFORMATION

1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

2. Beginning in 2005, Galaxy will hold a meeting of shareholders to elect trustees every five years. Trustees in office at the time of each such meeting may be eligible for re-election. Subject to the foregoing, each trustee holds office until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

3. The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. Each trustee oversees the thirteen Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Prior to December 2, 2004, Mr. Froot was a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.

5. Mr. Vicks resigned as Chairman of the Board of Trustees of Galaxy on December 2, 2004. Mr. Seed was elected Interim Chairman of the Board of Trustees of Galaxy on December 10, 2004.

6. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

7. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by Bank of America Corporation.

8.    Mr. Martin was elected President of Galaxy on March 4, 2004.

IMPORTANT INFORMATION ABOUT THIS REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

      On March 4, 2004, Ernst & Young LLP ("E&Y") resigned as the Funds' independent registered public accounting firm. During the fiscal years ended October 31, 2002, and 2003. E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the fiscal years ended October 31, 2002 and 2003 and through March 4, 2004, there were no disagreements between the Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such periods. Effective March 4, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Funds for the fiscal year ended October 31, 2004.

INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

The transfer agent for The Galaxy Fund ("Galaxy") is:

            PFPC, Inc.
            P.O. Box 6520
            Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund should contact the distributor:

            Columbia Funds Distributor, Inc.
            One Financial Center
            Boston MA 02111
            800.426.3750.

A description of the Funds' proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.columbiamanagement.com. Information regarding how the Funds voted proxies relating to portfolio securities is also available from the Funds' website.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for shareholders of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund.

Annual report:
Galaxy Institutional Money Market Funds

                                                               -----------------
                                                               PRESORTED
                                                               STANDARD
                                                               POSTAGE PAID
[LOGO] Galaxy      P.O. Box 6520                               PERMIT NO. 105
       Funds       Providence, RI 02940-6520                   NORTH READING, MA
                                                               -----------------

AINSMM(01/01/05)3517

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics referred to in item 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers of a provision of the code of ethics referred to in item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that John T. O'Neill, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. O'Neill is not "independent" as that term is defined in paragraph (a)(2) of this item's instructions because he is considered to be an "interested person" of the registrant as defined by the Investment Company Act of 1940. He is an "interested person" of the registrant because he owns securities issued by Bank of America Corporation, the parent of the registrant's investment adviser.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the six series of the registrant whose reports to stockholders are included in this annual filing. Effective March 4, 2004, these series of the registrant engaged new independent accountants. Unless otherwise noted, fees disclosed below represent fees paid or accrued to the current and predecessor principal accountants while each was engaged by the registrant.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2004 and October 31, 2003 are approximately as follows:

                                2004              2003
                                $121,500          $92,250

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2004 and October 31, 2003 are approximately as follows:

                                2004               2003
                                $19,200            $24,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In fiscal year 2004, Audit-Related Fees in both fiscal years 2004 and 2003 include certain agreed-upon procedures performed for semi-annual shareholder reports.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Audit-Related services that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended October 31, 2004 and October 31, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of  Audit-Related  fees required to be approved  under  paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2004 and October 31, 2003 are approximately as follows:

                                2004              2003
                                $15,000           $13,200

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in both fiscal years 2004 and 2003 represent the review of annual tax returns.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Tax Fees that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended October 31, 2004 and October 31, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2004 and October 31, 2003 are as follows:

                                  2004                2003
                                  $0                  $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of All Other Fees that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended October 31, 2004 and October 31, 2003, there were no All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The  percentage  of All Other  Fees  required  to be  approved  under  paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended October 31, 2004 and October 31, 2003 was zero.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The  Policy  does  not  delegate  the  Audit  Committee's   responsibilities  to
pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through June 30 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;
     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration and Fund counsel;
     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request; and
     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other independent member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee, the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.      REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o   A general description of the services,
     o   Actual billed and projected fees, and
     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) This information has been included in items (b)-(d) above.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended October 31, 2004 and October 31, 2003 are disclosed in (b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2004 and October 31, 2003 are also disclosed in (b)-(d) above. There were no such fees.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17CFR240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               THE GALAXY FUND
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date     DECEMBER 27, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date     DECEMBER 27, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton,  Treasurer
                           (principal financial officer)

Date     DECEMBER 27, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.

                                                                  EX-99.CODE ETH

                    COLUMBIA MANAGEMENT GROUP FAMILY OF FUNDS
                     CODE OF ETHICS FOR PRINCIPAL EXECUTIVE
                          AND SENIOR FINANCIAL OFFICERS

I.       COVERED OFFICERS/PURPOSE OF THE CODE

                  This Code of Ethics (the "Code") for the investment companies within the Columbia Management Group fund complex (collectively the "Funds" and each, a "Fund") applies to the Funds' Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer, and Director of Trustee Administration (the "Covered Officers") for the purpose of promoting:

             o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
             o full, fair, accurate, timely and understandable disclosure in reports and documents that a Fund files with, or submits to, the Securities and Exchange Commission ("SEC"), and in other public communications made by a Fund;
             o compliance with applicable laws and governmental rules and regulations;
             o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
             o   accountability for adherence to the Code.

                Each Covered Officer shall adhere to a high standard of business ethics and shall be sensitive to situations that may give rise to actual or apparent conflicts of interest.

II.      ADMINISTRATION OF THE CODE

                  The Boards of Trustees and Boards of Directors of the Funds (collectively, the "Board") shall designate an individual to be primarily responsible for the administration of the Code (the "Code Officer"). The Code shall be administered by the Columbia Management Group Compliance Department. In the absence of the Code Officer, his or her designee shall serve as the Code Officer, but only on a temporary basis.

                  Each Fund has designated a chief legal officer (the "Chief Legal Officer") for purposes of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. The Chief Legal Officer of a Fund shall assist the Fund's Code Officer in administration of this Code. The Chief Legal Officer shall be responsible for applying this Code to specific situations in which questions are presented under it (in consultation with Fund counsel, where appropriate) and has the authority to interpret this Code in any particular situation. However, any waivers sought by a Covered Officer must be approved by each Audit Committee of the Funds (collectively, the "Audit Committee").

III.     MANAGING CONFLICTS OF INTEREST

                  Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his/her service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a family member, receives improper personal benefits as a result of the Covered Officer's position with a Fund.

                  Certain conflicts of interest arise out of the relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the "Company Act") and the Investment Advisers Act of 1940 (the "Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as "affiliated persons" of the Fund. A Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of those provisions. This Code does not, and is not intended to, repeat or replace those programs and procedures, and such conflicts fall outside of the parameters of this Code.

                  Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between a Fund and its investment adviser, administrator, principal underwriter, pricing and bookkeeping agent and/or transfer agent (each, a "Service Provider") of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for a Service Provider, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Service Provider and a Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of a Fund. In addition, it is recognized by the Board that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

                  Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions of the Company Act and the Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of a Fund.

                  Each Covered Officer must:

                    o    not use personal  influence  or personal  relationships
                         improperly to influence investment decisions or financial reporting by a Fund whereby the Covered Officer or an immediate family member would benefit personally to the detriment of a Fund; and

                    o not cause a Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer or an immediate family member rather than the benefit of the Fund.1

                  There are some conflict of interest situations that must be approved by the Code Officer, after consultation with the Chief Legal Officer. Those situations include, but are not limited to,:

                    o service as director on the board of any public or private company;
                    o the receipt of any gifts in excess of $100 in the aggregate from a third party that does or seeks to do business with the Funds during any 12-month period;
                    o the receipt of any entertainment from any company with which a Fund has current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;
                    o any material ownership interest in, or any consulting or employment relationship with, any Fund service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;
                    o a direct or indirect material financial interest in commissions, transaction charges or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.


--------------------------
1 For purposes of this Code, personal trading activity of the Covered Officers shall be monitored in accordance with the Columbia Management Group Code of Ethics. Each Covered Officer shall be considered an "Access Person" under such Code. The term "immediate family" shall have the same meaning as provided in such Code.

IV.      DISCLOSURE AND COMPLIANCE

                  Each Covered Officer shall:

                 o be familiar with the disclosure requirements generally applicable to the Funds;
                 o not knowingly misrepresent, or cause others to misrepresent, facts about any Fund to others, whether within or outside the Fund, including to the Fund's trustees and auditors, and to governmental regulators and self-regulatory organizations;
                 o to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and
                 o promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

V.       REPORTING AND ACCOUNTABILITY

                Each Covered Officer must:

                 o upon adoption of the Code (or after becoming a Covered Officer), affirm in writing to the Board that he/she has received, read and understands the Code;
                 o annually affirm to the Board compliance with the requirements of the Code;
                 o not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                 o notify the Chief Legal Officer and the Code Officer promptly if he/she knows of any violation of this Code; and
                 o respond to the trustee and officer questionnaires circulated periodically in connection with the preparation of disclosure documents for the Funds.

The Code Officer shall maintain records of all activities related to this Code.

                  The Funds will follow the procedures set forth below in investigating and enforcing this Code:

                o The Chief Legal Officer and/or the Code Officer will take all appropriate action to investigate any potential violation reported to him/her;
                o If, after such investigation, the Chief Legal Officer and the Code Officer believes that no violation has occurred, the Code Officer will notify the person(s) reporting the potential violation, and no further action is required;
                o   Any  matter  that the Chief  Legal  Officer  and/or the Code
                    Officer believes is a violation will be reported to the Audit Committee;

                o If the Audit Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to the Chief Executive Officer of Columbia Management Group; or a recommendation to sanction or dismiss the Covered Officer;
                o The Audit Committee will be responsible for granting waivers in its sole discretion;
                o Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

                The Chief Legal Officer shall:

                o   report  to  the  Audit  Committee  quarterly  any  approvals provided in accordance with Section III of this Code; and
                o   report to the Audit Committee quarterly any  violations  of, or material issues arising under, this Code.


VI.      OTHER POLICIES AND PROCEDURES

                  This Code shall be the sole code of ethics adopted by the Funds for the purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other polices or procedures of the Funds or the Funds' Service Providers govern or purport to govern the behavior or activities (including, but not limited to, personal trading activities) of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment advisers' and principal underwriter's codes of ethics under Rule 17j-1 under the Company Act and any policies and procedures of the Service Providers are separate requirements applicable to the Covered Officers and are not part of this Code.

VII.     AMENDMENTS

                  All material amendments to this Code must be approved or ratified by the Board, including a majority of independent directors.

VIII.    CONFIDENTIALITY

                  All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, the Covered Officers, the Chief Legal Officer, the Code Officer, outside audit firms and legal counsel to the Funds, and senior management of Columbia Management Group.

IX.      INTERNAL USE

                  The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion.